VANGUARD INTERNATIONAL
EQUITY INDEX FUND
----------------------------------------------
VANGUARD TOTAL
INTERNATIONAL PORTFOLIO

Semiannual Report
June 30, 1997

[PHOTO]

[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.

                                    CONTENTS

                                  A Message To
                                Our Shareholders
                                       1

                                  The Markets
                                 In Perspective
                                       4

                                  Performance
                                   Summaries
                                       6

                                   Financial
                                   Statements
                                       8

                              Directors, Trustees,
                                  And Officers

                               INSIDE BACK COVER

                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted.

[PHOTO]

FELLOW SHAREHOLDER,

     Foreign equity markets provided solid returns during the first six months of Vanguard International Equity Index Fund's 1997 fiscal year. European stock markets and emerging markets made strong advances, while the Japanese market rebounded somewhat from a deep slump.

     For the period ended June 30, the Morgan Stanley Capital International Total International Index provided a return of +11.6%--a stellar absolute performance for only six months, but one that paled in comparison with the +17.6% return on U.S. stocks (as measured by the Wilshire 5000 Equity Index).



---------------------------------------------------------------------------
                                                             TOTAL RETURNS
                                                           SIX MONTHS ENDED
                                                             JUNE 30, 1997
---------------------------------------------------------------------------
VANGUARD EUROPEAN PORTFOLIO                                      +14.9%
MSCI Europe Index                                                +14.4
---------------------------------------------------------------------------
VANGUARD PACIFIC PORTFOLIO                                       + 7.6%
MSCI Pacific Free Index                                          + 7.0
---------------------------------------------------------------------------
VANGUARD EMERGING MARKETS PORTFOLIO                              +12.1%
MSCI Select Emerging Markets Free Index                          +12.1
---------------------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL PORTFOLIO                           +11.7%
MSCI Total International Index                                   +11.6
---------------------------------------------------------------------------

     Our four international index portfolios provided total returns (capital change plus reinvested dividends) that closely paralleled those of their target market indexes; in fact, the returns of our European, Pacific, and Total International Portfolios surpassed the returns of their benchmarks, while our Emerging Markets Portfolio exactly matched its target. The table at right presents the performance of each Portfolio, compared with its MSCI benchmark.

     The net asset values of the Portfolios at the beginning and end of the period, along with any distributions of net realized capital gains, are presented in the table that follows this letter. None of the Portfolios issued dividends from net investment income during the half-year.

THE PERIOD IN REVIEW

Though financial markets elsewhere had trouble keeping up with the blistering pace set by U.S. stocks, non-U.S. stocks nonetheless turned in an impressive performance during the six months. Returns from European markets were particularly bountiful, buoyed by strong corporate earnings. Japan was aided by signs--however tenuous--of economic recovery. Returns from the world's emerging markets were a mixed bag, as they often are, but were generous overall.

     The first four months of 1997 were generally lackluster for many international bourses, but the final two months of the period more than made up for the slow start. During May and June alone, the MSCI Pacific Free Index climbed +16.6%, the MSCI Europe Index rose +9.5%, and the MSCI Select Emerging Markets Free Index advanced +8.6%.

     Measured in terms of local currency rather than U.S. dollars, these returns were even higher. The strength of the dollar versus most foreign currencies diminished the returns of foreign mutual funds for U.S. investors during the period. The exception was Japan, where the U.S. dollar declined slightly against the yen, providing a small boost in returns to U.S. investors.

     As the dollar strengthens, foreign investments denominated in other currencies are worth fewer dollars, and returns to U.S. investors are diminished. When the dollar weakens, returns to U.S. investors are enhanced. The risk of currency fluctuations is part and parcel of investing in international mutual funds. The table at left presents returns on market indexes in both local currencies and U.S. dollars, as well as the currency impact that accounts for the differences.


-------------------------------------------------------------------------
                                                  TOTAL RETURNS
                                          SIX MONTHS ENDED JUNE 30, 1997
                                      -----------------------------------
                                        LOCAL
                                      CURRENCY   CURRENCY    U.S. DOLLAR
INDEX                                  RETURN     IMPACT       RETURN
-------------------------------------------------------------------------
United States                          +20.6%      --           +20.6%
Europe                                 +24.8%      -10.4%       +14.4%
Pacific                                + 6.6       + 0.4        + 7.0
Select Emerging Markets                +21.6       - 9.5        +12.1
Total International                    +17.6       - 6.0        +11.6
-------------------------------------------------------------------------

European bourses posted stellar returns nearly across the board during the half-year, as economic conditions improved and the benefits of wide-ranging corporate restructurings began to take hold. On a local currency basis, Switzerland was up +42.9% during the six months, Germany rose +32.3%, and France climbed +23.5%. The +14.9% return of the EUROPEAN PORTFOLIO outpaced the +14.4% return of the MSCI Europe Index, as well as the +11.4% return of the average European mutual fund.

     The MSCI Pacific Free Index, which is dominated by Japan, provided a return of +7.0% for the half-year. The relative strength of the yen versus the dollar slightly boosted the Index's +6.6% return in local currency. While the +7.6% return of our PACIFIC PORTFOLIO topped that of the Index, it fell short of the +9.2% return of the average Pacific region mutual fund, which typically holds a much smaller stake in Japan.

     OUR EMERGING MARKETS PORTFOLIO'S +12.1% return matched that of its benchmark index but fell far short of the +21.0% return of the average emerging markets mutual fund. Our shortfall against our competitors is owed in part to our relatively heavy stake in Malaysia (about 13% of the Portfolio's assets), whose stock market had a negative return of -11.7% for the six months, as well as our lack of exposure to several lesser-developed or restricted markets (among them Chile, Taiwan, and Russia) that have recently posted very large gains.

     OUR TOTAL INTERNATIONAL PORTFOLIO, which invests in a market weighting of our European, Pacific, and Emerging Markets Portfolios, provided a return that narrowly outpaced its target index (+11.7% versus +11.6%) but was shy of the +12.4% return of the average international mutual fund.

IN SUMMARY

Returns on international mutual funds will not always lag the returns on U.S. stocks, as they have over the past couple of years. The performance of foreign equity markets often differs from that of domestic markets, sometimes to the benefit of U.S. investors, sometimes not.

     It is just this lack of correlation with U.S. stocks that can make international mutual funds so useful in adding diversification to an investment program that includes U.S. stock funds, bond funds, and money market funds. Our Portfolios combine the benefits of diversification with the advantages of a low-cost, indexed investment approach. We believe that over the long term this is a powerful combination for our shareholders.

     We look forward to reporting to you in our 1997 Annual Report six months hence.


/s/ JOHN C. BOGLE                                      /s/ JOHN J. BRENNAN

John C. Bogle                                          John J. Brennan
Chairman of the Board                                  President

July 22, 1997

PORTFOLIO STATISTICS
-----------------------------------------------------------------------------------------
                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 1997
                                                                     --------------------
                                        NET ASSET VALUE PER SHARE     DISTRIBUTIONS FROM
---------------------------------------------------------------------    NET REALIZED
PORTFOLIO                            DECEMBER 31, 1996  JUNE 30, 1997    CAPITAL GAINS
-----------------------------------------------------------------------------------------
European                                   $16.57           $19.01           $0.03
Pacific                                     10.51            11.31             --
Emerging Markets                            12.28            13.76             --
Total International                         10.14            11.33             --
-----------------------------------------------------------------------------------------

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1997

U.S. EQUITY MARKETS

As the economy continued to grow while the rate of inflation did not, a robust market provided solid gains to investors in U.S. common stocks during the first half of 1997. The best performers were primarily larger-capitalization issues, although the small-company indexes exhibited some strength in the final two months of the period. Over the half-year, the Standard & Poor's 500 Composite Stock Price Index gained 20.6%, fueled by a 10.8% boost since the end of April. Reflecting the gains among smaller companies, the Russell 2000 Index posted a 10.2% increase for the six-month period, driven by an 11.1% jump in May and a 4.3% rise in June. It was particularly noteworthy that the recent small-cap gains were led by small growth stocks, the worst segment of the U.S. market during the past 12 months. This group has surged 17.6% since the end of March, although at the half-year's end it still lagged the S&P 500 Index by a sizable margin (5.2% versus 20.6%).

     Stocks benefited from the continued strength of corporate earnings, which rose some 15% during the past year, and from a widespread confidence reflected in increased price/earnings ratios. The strength in earnings, the expectation that income will continue to increase at an attractive pace, and the further conviction that inflation is not a problem helped stocks to continue to produce solid gains in the fiscal period. What's more, earnings have shown not only good strength but remarkable consistency in beating the consensus forecasts of Wall Street analysts.


-----------------------------------------------------------
                                       TOTAL RETURNS
                                PERIODS ENDED JUNE 30, 1997
                                ---------------------------
                                 6 MONTHS  1 YEAR  5 YEARS*
-----------------------------------------------------------
EQUITY
   S&P 500 Index                  20.6%    34.7%     19.8%
   Russell 2000 Index             10.2     16.3      17.9
   MSCI EAFE Index                11.4     13.2      13.2
-----------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index     3.1%     8.2%      7.1%
   Lehman 10-Year Municipal
     Bond Index                    3.3      8.3       7.4
   Salomon Brothers Three-Month
     U.S. Treasury Bill Index      2.6      5.3       4.5
-----------------------------------------------------------
OTHER
   Consumer Price Index            1.1%     2.3%      2.7%
-----------------------------------------------------------

*Average annual.

     The strongest gains in the S&P 500 Index during the past six months came from the health-care sector (up 31.4%) and the consumer-staples sector (up 23.9%). By contrast, numerous uncertainties for utilities caused the issues in that sector to lag the broad market, although, on an absolute basis, their 8.2% return over six months is quite good.

U.S. FIXED-INCOME MARKETS

The modest rise in interest rates during the past six months reflects the economy's underlying momentum. The 10-year U.S. Treasury's yield increased from 6.42% at the end of December to 6.97% by the middle of April. In the following weeks, economic reports indicated a slowing in economic growth and further reduced fears of an increase in inflation. This news helped interest rates fall to 6.50% by the end of June.

     Fueled by robust consumer spending, the U.S. economy expanded at a remarkable 5.8% rate in the first three months of 1997. Reflecting the vibrant economy, the nation's unemployment rate stood at 5.0% in June. Strong economic growth and tight labor markets have often led to rising inflation because of increased demand for goods and services. With this in mind, the Federal Reserve raised its federal funds interest rate target by 0.25% on March 25 in a "preemptive" strike against mounting inflationary pressures. Observed price increases have been subdued in recent months, however. Wholesale prices have fallen in each of the first six months of 1997, and so far this year consumer prices have risen at a slower pace than last year.

     With interest rates very close to year-end levels, bond investors have fared reasonably well during the past six months, as illustrated by the 3.1% return of the Lehman Brothers Aggregate Bond Index. Investors who favored shorter-maturity and lower-quality issues achieved somewhat better returns. Mortgage-backed securities continued to perform well because refinancing activity has been reduced to historically low levels as interest rates have risen. Municipal issues also tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors received fairly good returns over the past six months. As measured by the broad Morgan Stanley Capital International Europe, Australasia, Far East Index, foreign markets gained 11.4%.

     The period saw two major developments. First, the Japanese stock market moved sharply higher in the spring, returning 11.1% in May and 7.5% in June to U.S. investors. Better tone in the economy, plus strong earnings reported by export-oriented companies benefiting from the weak yen, gave Japan a long-awaited boost. For the six months, the Japanese market is up 9.2%. The competitive benefits of a weak currency relative to the dollar extended to Germany, where the export-driven capital goods and chemical manufacturers gained; overall, the German market rose 17.0% during the six-month period.

     Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now less certain. For the six months, Europe gained 24.8% in local currencies, which a strong dollar trimmed to 14.4% for U.S. investors.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.

EUROPEAN PORTFOLIO
TOTAL INVESTMENT RETURNS: JUNE 18, 1990-JUNE 30, 1997
-------------------------------------------
           EUROPEAN PORTFOLIO   MSCI EUROPE
FISCAL  CAPITAL  INCOME   TOTAL    TOTAL
YEAR    RETURN   RETURN  RETURN    RETURN
-------------------------------------------
1990     -8.7%    1.5%    -7.2%    -6.4%
1991      9.5     2.9     12.4     14.1
1992     -5.9     2.6     -3.3     -3.9
1993     27.3     1.8     29.1     29.3
1994     -0.5     2.4      1.9      2.8
1995     19.6     2.7     22.3     22.1
1996     18.6     2.7     21.3     21.4
1997*    14.9     0.0     14.9     14.4
-------------------------------------------

 *Six months ended June 30, 1997.
See Financial Highlights table on page 34 for dividend and capital gains information for the past five years.

PACIFIC PORTFOLIO
TOTAL INVESTMENT RETURNS: JUNE 18, 1990-JUNE 30, 1997
-------------------------------------------
           PACIFIC PORTFOLIO    MSCI PACIFIC
FISCAL  CAPITAL  INCOME   TOTAL    TOTAL
YEAR    RETURN   RETURN  RETURN    RETURN
-------------------------------------------
1990    -14.3%    0.3%   -14.0%   -15.0%
1991     10.0     0.7     10.7     11.5
1992    -18.7     0.5    -18.2    -18.5
1993     34.7     0.8     35.5     36.1
1994     12.2     0.8     13.0     12.8
1995      1.7     1.0      2.7      2.9
1996     -8.6     0.8     -7.8     -8.2
1997*     7.6     0.0      7.6      7.0
-------------------------------------------

 *Six months ended June 30, 1997.
See Financial Highlights table on page 35 for dividend and capital gains information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997
--------------------------------------------------------------------------------------
                                                                   SINCE INCEPTION
                                INCEPTION                    -------------------------
                                  DATE     1 YEAR   5 YEARS    CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------------
European Portfolio*              6/18/90   28.91%    14.80%     9.74%   2.32%   12.06%
Pacific Portfolio**              6/18/90   -4.50     10.44      2.05    0.62     2.67
--------------------------------------------------------------------------------------


  *Performance figures are adjusted for the 1% transaction fee on purchases and the $10 annual account maintenance fee.
 **Performance figures are adjusted for the 0.5% transaction fee on purchases and the $10 annual account maintenance fee.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.


EMERGING MARKETS PORTFOLIO
TOTAL INVESTMENT RETURNS: MAY 4, 1994-JUNE 30, 1997
-----------------------------------------
       EMERGING MARKETS PORTFOLIO  MSCI*
FISCAL  CAPITAL  INCOME   TOTAL    TOTAL
YEAR    RETURN   RETURN  RETURN    RETURN
-----------------------------------------
1994     9.1%     0.7%    9.8%      3.8%
1995    -1.1      1.7     0.6       0.0
1996     14.2     1.6     15.8     15.2
1997**   12.1     0.0     12.1     12.1
-----------------------------------------

  *MSCI Select Emerging Markets Index.
 **Six months ended June 30, 1997.
See Financial Highlights table on page 35 for dividend and capital gains information since the Portfolio's inception.


TOTAL INTERNATIONAL PORTFOLIO
TOTAL INVESTMENT RETURNS: APRIL 29, 1996-JUNE 30, 1997
-----------------------------------------
     TOTAL INTERNATIONAL PORTFOLIO MSCI*
FISCAL  CAPITAL  INCOME   TOTAL    TOTAL
YEAR    RETURN   RETURN  RETURN    RETURN
-----------------------------------------
1996    -1.0%     1.6%    0.6%      0.6%
1997**   11.7     0.0     11.7     11.6
-----------------------------------------

  *MSCI Total International Index.
 **Six months ended June 30, 1997.
   See Financial Highlights table on page 36 for dividend and capital gains information since the Portfolio's inception.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997
--------------------------------------------------------------------------------------
                                                                   SINCE INCEPTION
                                    INCEPTION                 ------------------------
                                      DATE     1 YEAR          CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------------
Emerging Markets Portfolio*          5/4/94    10.21%           9.89%    1.23%  11.12%
Total International Portfolio**     4/29/96    12.13            8.30     1.44    9.74
--------------------------------------------------------------------------------------

  *Performance figures are adjusted for the 1.5% transaction fee on purchases, the 1% transaction fee on redemptions, and the $10 annual account maintenance fee.
 **Performance figures are adjusted for the 0.75% transaction fee on purchases and the $10 annual account maintenance fee.

[PHOTO]

FINANCIAL STATEMENTS
JUNE 30, 1997 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. European, Pacific and Emerging Market Portfolio securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country; the Total International Portfolio lists investments in shares of each Vanguard International Equity Index Portfolio. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

    At the end of the Statement of Net Assets, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
EUROPEAN PORTFOLIO                               SHARES            (000)
------------------------------------------------------------------------
COMMON STOCKS (98.4%)(1)
------------------------------------------------------------------------
AUSTRIA (0.6%)
     Austria Mikro Systeme
     International AG                              500    $          42
-    Austrian Airlines AG                        3,113              503
     BWT Best Water Technology AG                2,860              443
     Bank Austria AG                            40,022            2,220
     Bank Austria AG Pfd.                        7,440              239
     Bank Austria AG (Ptg. Ctf.)                 1,690               45
     Bau Holding AG                                905               65
     Bau Holding AG Pfd.                         1,044               57
     Boehler-Uddeholm AG                           720               56
     Creditanstalt-Bankverein AG                24,810            1,449
     Creditanstalt-Bankverein AG Pfd.           14,908              599
     EA-Generali AG                              3,601              947
     EA-Generali AG Pfd.                           214               21
     Flughafen Wien AG                           3,450              146
-    Lenzing AG                                  4,490              263
     Mayr-Melnhof Karton AG                      1,030               53
     OMV AG                                     11,767            1,508
     Oesterreichische
        Brau-Beteiligungs AG                    10,810              639
     Oesterreichische
        Elektrizitaetswirtschafts AG
        Class A                                 21,175            1,492
     Radex-Heraklith
        Industriebeteiligungs AG                10,647              451
     Steyr-Daimler-Puch AG                      14,174              303
     Universale-Bau AG                           2,640               97
     VA Technologies AG                            370               68
     Wienerberger
     Baustoffindustrie AG                        6,090            1,251
                                                       -----------------
                                                                 12,957
                                                       -----------------
BELGIUM (2.0%)
     Barco NV                                    3,035              615
     Bekaert SA                                  1,942            1,317
     CBR Cimenteries SA                         17,710            1,626
     Delhaize-Le Lion SA                        34,868            1,833
     Electrabel SA                              29,172            6,256
     Fortis AG                                  23,997            4,960
     Generale De Banque SA                      10,300            3,968
     Gevaert NV                                 16,960            1,595
     Glaverbel SA                                5,479              805
     Groupe Bruxelles Lambert SA                16,310            2,736
     Petrofina SA                               12,120            4,593
     Royale Belge SA                            10,850            3,154
     Solvay SA                                   4,945            2,916
     Tractebel SA                                9,110            3,801
-    Union Miniere SA                           17,718            1,661
                                                       -----------------
                                                                 41,836
                                                       -----------------
DENMARK (1.6%)
     Aarhus Oliefabrik A/S A Shares              2,220              110
     Aarhus Oliefabrik A/S B Shares              2,240              113
     Bang & Olufsen Holding A/S
        B Shares                                 7,200              445
     Carlsberg A/S A Shares                     12,775              703
     Carlsberg A/S B Shares                      8,549              472
     D/S 1912 B Shares                             120            4,298
     D/S Svendborg B Shares                         90            4,656
     Danisco A/S                                39,535            2,421


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
                                                 SHARES            (000)
------------------------------------------------------------------------
     Den Danske Bank A/S                        23,400    $       2,280
-    East Asiatic Co. A/S                        7,250              172
     FLS Industries A/S B Shares                41,040            1,393
     GN Store Nord A/S                           1,150              122
-    ISS International Service Systems
        A/S B Shares                            31,519            1,131
-    J. Lauritzen Holding A/S B Shares           5,965              598
     Korn OG Foderstof Kompagniet A/S            5,210              167
     NKT Holding A/S                            10,970              744
     Novo Nordisk A/S B Shares                  42,482            4,638
     Radiometer A/S B Shares                     6,508              336
     SAS Danmark A/S                            28,080              328
     Sophus Berendsen A/S A Shares               3,883              559
     Sophus Berendsen A/S B Shares              10,560            1,529
     Superfos A/S                               34,000              836
     Tele Danmark A/S B Shares                  71,995            3,746
     Unidanmark A/S A Shares                    25,877            1,456
                                                       -----------------
                                                                 33,253
                                                       -----------------
FINLAND (1.2%)
-    Amer Group Ltd.                            12,120              218
     Cultor Oy-Series 1                          2,750              146
     Cultor Oy-Series 2                         12,120              637
     Instrumentarium Group A Shares              1,000               37
     Instrumentarium Group B Shares              3,140              117
     Kemira Oy                                  21,730              205
     Kesko Oy                                   26,570              374
     Kone Oy B Shares                            7,468              891
     Merita Ltd. A Shares                      476,667            1,588
     Metra Oy A Shares                           3,170               98
     Metra Oy B Shares                          31,626              953
     Nokia AB Oy A Shares                      113,800            8,499
     Nokia AB Oy K Shares                       63,900            4,761
     Outokumpu Oy A Shares                      53,350            1,058
     Pohjola Insurance Co., Ltd.
        A Shares                                21,688              647
     Pohjola Insurance Co., Ltd.
        B Shares                                 6,300              187
     Sampo Insurance Co., Ltd.
        A Shares                                 7,631              742
     Stockmann AB Oy A Shares                   12,300              739
     Stockmann AB Oy B Shares                    1,410               75
     UPM-Kymmene Oy                            164,583            3,802
                                                       -----------------
                                                                 25,774
                                                       -----------------
FRANCE (11.6%)
     AXA-UAP SA                                178,806           11,132
     Accor SA                                   20,945            3,139
     Alcatel Alsthom SA                         89,128           11,173
     Banque Nationale de Paris SA              118,009            4,868
     Bongrain SA                                   160               63
     Bouygues SA                                 9,592              790
-    Canal Plus SA                              19,744            3,847
     Carrefour SA                               20,951           15,231
     Chargeurs SA                                4,031              232
-    Club Mediterranee SA                        7,610              540
     Compagnie Bancaire SA                      20,429            2,610
     Compagnie Financiere de
        Paribas SA                              71,322            4,932
     Compagnie Francaise d'Etudes
        et de Construction SA                    9,650            1,121
-    Compagnie Generale de
        Geophysique SA                           8,702              848
     Compagnie Generale des
        Eaux SA                                 71,176            9,129
-    Compagnie Generale des
        Eaux SA Warrants Exp. 5/2/01            64,550               39
     Compagnie Generale des
     Establissements Michelin SCA
        B Shares                                71,463            4,296
     Compagnie Parisienne de
     Reescompte SA                              12,202              886
     Compagnie de Saint-Gobain SA               47,513            6,936
     Compagnie de Suez SA                    1,873,820            4,612
     Compagnie des Gaz de
        Petrole Primagaz SA                     15,241            1,350
     Compoirs Modernes SA                        2,692            1,421
-    Dollfus-Mieg & Compagnie SA                 5,900              101
     Elf Aquitaine SA                          149,205           16,113
     Eridania Beghin-Say SA                     12,885            1,931
     Essilor International SA                    6,584            1,778
     Etablissements Economiques du
        Casino Guichard-Perrachon SA            27,360            1,356
     Etablissements Economiques du
     Casino Guichard-Perrachon
        SA Pfd.                                  6,050              244
     Europe 1 Communication SA                   1,577              324
     Finextel SA                                21,650              366
     GTM Entrepose SA                            3,850              193
     Groupe Danone SA                           40,009            6,617
     Havas SA                                   53,002            3,823
     Imetal SA                                   7,682            1,019
     L'Air Liquide SA (Registered)              41,606            6,612
     L'Oreal SA                                 37,586           15,851
     LVMH Moet Hennessy
        Louis Vuitton SA                        47,943           12,903
     Lafarge SA                                 59,978            3,734
     Lagardere SCA                              36,851            1,071
     Legrand SA                                  9,063            1,598
     Lyonnaise des Eaux SA                      38,885            3,921
-    Moulinex SA                                16,361              449
     Nord-Est SA                                23,610              521
     PSA Peugeot Citroen SA                     32,424            3,137
     Pathe SA                                    5,213            1,035
     Pernod Ricard SA                           42,639            2,201
     Pinault-Printemps-Redoute SA               12,663            6,091
     Promodes SA                                12,394            4,832
     Rhone-Poulenc SA Series A                 191,381            7,824
     Sagem SA                                    2,040            1,037
     Salomon SA                                  9,800              748
     Sanofi SA                                  59,472            5,835
     Schneider SA                               76,439            4,073
     Sidel SA                                   15,048            1,166
     Simco SA                                   11,559              917
     Skis Rossignol SA                           8,306              175
     Societe BIC SA                             19,085            3,124
     Societe Francaise
        d'Investissments Immobiliers
        et de Gestion SA                        14,393              919
     Societe Generale SA                        50,791            5,675


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
EUROPEAN PORTFOLIO                               SHARES            (000)
------------------------------------------------------------------------
     Societe National d'Exploitation
        Industrielle de Tabacs et
        Allumettes SA                           18,920    $         599
     Sodexho Alliance SA                         1,678              860
     Sommer Allibert SA                         23,150              812
     Thomson-CSF SA                             80,801            2,084
     Total SA B Shares                         134,952           13,654
     Union Immobiliere de France SA              5,563              384
     Usinor Sacilor SA                         109,465            1,976
     Valeo SA                                   36,230            2,252
     Worms et Compagnie                          7,296              432
                                                       -----------------
                                                                241,562
                                                       -----------------
GERMANY (14.7%)
-    AGIV AG Fuer Industrie und
        Verkehrswesen AG                        21,020              480
     Aachener & Muenchener
        Beteiligungs AG (Bearer)                   549              482
     Aachener & Muenchener
        Beteiligungs AG (Registered)             2,810            2,483
     Adidas AG                                  17,400            1,927
     Allianz AG                                125,930           26,378
     BASF AG                                   341,650           12,636
     Bayer AG                                  406,750           15,644
     Bayerische Hypotheken-Und
        Weschel-Bank AG                        145,190            4,345
     Bayerische Vereinsbank AG                 150,180            6,145
     Beiersdorf AG                              56,750            2,931
     Bilfinger & Berger Bau AG                   9,220              376
-    Brau und Brunnen AG                         4,042              320
     Buderus AG                                    110               61
     CKAG Colonia Konzern AG                    13,830            1,278
     CKAG Colonia Konzern AG Pfd.                8,310              701
     Continental AG                             22,200              552
-    DLW AG                                        340               43
     Daimler-Benz AG                           286,240           23,244
     Degussa AG                                 62,370            3,300
     Deutsche Bank AG                          278,400           16,280
     Deutsche Lufthansa AG                     236,070            4,532
     Deutsche Telekom AG                     1,245,850           30,028
     Didier-Werke AG                             2,610              232
     Douglas Holding AG                          9,720              388
     Dresdner Bank AG                          262,660            9,089
     Dyckerhoff AG                                 991              359
     Dyckerhoff AG Pfd.                          2,178              787
     Escada AG                                     720              118
     Escada AG Pfd.                              1,740              278
     Fag Kugelfischer Georg
        Schaefer AG                             35,150              654
     Friederich Grohe AG Pfd.                      195               60
     Heidelberger Zement AG                     29,460            2,789
-    Herlitz AG                                  2,450              254
-    Herlitz AG Pfd.                             6,215              596
     Hochtief AG                                52,150            2,334
     Holsten-Brauerei AG                           987              198
     IWKA AG                                     1,450              422
     Karstadt AG                                 3,200            1,140
-    Kloeckner-Humbolt-Deutz AG                 22,800              217
     Linde AG                                    5,554            4,255
     Man AG                                      5,155            1,589
     Man AG Pfd.                                 2,300              583
     Mannesmann AG                              20,329            9,065
     Merck KGaA                                 97,650            4,312
-    Metro AG                                   52,730            5,783
-    Metro AG Pfd. 1                             5,000              403
-    Metro AG Pfd. 2                               891               71
     Muenchener
        Rueckversicherungs-Gesellschaft
        AG (Bearer)                                220              429
     Muenchener
        Rueckversicherungs-Gesellschaft
        AG (Registered)                          4,510           12,656
     PWA Papierwerke
        Waldhof-Aschaffanburg AG                 5,900            1,009
     Preussag AG                                 7,480            2,191
     RWE AG                                    185,700            7,993
     RWE AG Pfd.                               120,540            4,199
     Rheinmetall AG                              2,450              560
     Rheinmetall AG Pfd.                           750              149
     SAP AG                                     34,600            6,950
     SAP AG Pfd.                                23,875            4,960
     SGL Carbon AG                                 400               55
-    Salamander AG                                 430               62
     Schering AG                                43,650            4,668
     Siemens AG                                313,070           18,604
-    Strabag Bau AG                              1,893              175
-    Strabag Bau AG Pfd.                           143               12
     Thyssen AG                                 15,466            3,665
     Veba AG                                   274,931           15,462
     Viag AG                                    14,856            6,761
     Volkswagen AG                              15,300           11,739
     Volkswagen AG Pfd.                          4,450            2,503
                                                       -----------------
                                                                304,944
                                                       -----------------
HONG KONG (0.3%)
     HSBC Holdings PLC                         222,877            6,703
IRELAND (0.6%)
     Allied Irish Banks PLC                    421,500            3,226
     CRH PLC                                   246,440            2,573
     FYFFES PLC                                 57,630               83
     Greencore Group PLC                       108,800              533
     Independent Newspapers PLC                211,515            1,245
     Irish Life PLC                            162,000              831
     James Crean PLC                            27,780               83
     Jefferson Smurfit Group PLC               675,000            1,955
     Kerry Group PLC A Shares                   21,260              205
     Waterford Wedgewood PLC                   522,580              682
                                                       -----------------
                                                                 11,416
                                                       -----------------
ITALY (5.2%)
     Assicurazioni Generali SPA                487,295            8,838
     Banca Commerciale Italiana
        SPA                                  1,264,300            2,616
     Banco Ambrosiano Veneto SPA               490,355            1,412
     Banco Ambrosiano Veneto
        SPA Risp.                              464,420              677
     Banco Popolare Di Milano SPA              228,100            1,368
     Benetton Group SPA                         76,696            1,230
     Bulgari SPA                               240,800            1,371
     Burgo (Cartiere) SPA                      135,400              750
     Cementir SPA                              482,180              301
     Danieli & Co. SPA                          83,090              550
     Danieli & Co. SPA Risp.                     9,000               31
     Edison SPA                                461,500            2,293


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
                                                 SHARES            (000)
------------------------------------------------------------------------
     Ente Nazionale Idrocarburi SPA          4,432,000    $      25,071
     Falck, Acciaierie & Ferriere
        Lombarde SPA                           129,500              488
     Fiat SPA                                1,900,400            6,835
     Fiat SPA Pfd.                             802,000            1,480
     Fiat SPA Risp.                            436,200              819
-    Impregilo SPA                             214,000              141
     Istituto Bancairo San Paolo
        de Torino SPA                          543,500            3,918
     Istituto Nazionale Delle
     Assicurazioni SPA                       2,637,000            4,014
_    Italcementi SPA                           152,557              944
-    Italcementi SPA Risp.                     204,735              499
     Italgas SPA                               470,250            1,520
     La Previdente SPA                           8,500               45
     La Rinascente SPA                         154,362              857
     La Rinascente SPA Pfd.                     15,000               30
-    La Rinascente SPA Rights for
        Bonds Exp. 7/23/97                     175,362                8
-    La Rinascente SPA Rights for
        Stock Exp. 7/15/97                     175,362               29
     La Rinascente SPA Risp.                     6,000               15
     Magneti Marelli SPA                       265,300              447
     Marzotto & Figli SPA                       11,900              100
     Marzotto & Figli SPA Risp.                  5,000               40
     Mediaset SPA                              586,700            2,488
     Mondadori (Arnoldo) Editore
        SPA                                      7,420               43
-    Montedison SPA                          3,241,502            2,138
-    Montedison SPA Risp.                      466,600              302
-    Olivetti SPA                            1,629,150              461
     Parmalat Finanziaria SPA                  532,800              753
     Pirelli SPA                               809,400            2,003
     Pirelli SPA Risp.                          46,300               66
     Riunione Adriatica di Sicurta
        SPA                                    214,204            1,702
     Riunione Adriatica di Sicurta
        SPA Risp.                               39,900              201
     SNIA BPD SPA                              721,200              651
     SNIA BPD SPA Risp.                         63,780               42
-    Saffa SPA                                  21,790               36
     Sasib SPA                                  77,160              262
     Sasib SPA Risp.                            24,000               47
     Sirti SPA                                 130,190              752
     Societa Assicuratrice
        Industriale SPA                         84,030              651
     Societa Assicuratrice
        Industriale SPA Risp.                  161,000              496
     Telecom Italia Mobile SPA               3,770,666           12,188
     Telecom Italia Mobile SPA Risp.           580,244            1,037
     Telecom Italia SPA                      3,663,166           11,744
     Telecom Italia SPA Risp.                1,124,144            2,223
                                                       -----------------
                                                                109,023
                                                       -----------------
NETHERLANDS (8.7%)
     ABN-AMRO Holding NV                       764,232           14,276
     Akzo Nobel NV                              39,790            5,463
     Assurantieconcern Stad
        Rotterdam NV                            28,097            1,286
     Elsevier NV                               383,130            6,414
     Getronics NV                               62,616            2,026
     Heineken NV                                28,696            4,906
     Hollandsche Beton Groep NV                  2,390              546
     IHC Caland NV                               4,730              259
     ING Groep NV                              438,750           20,266
     KLM Royal Dutch Airlines NV                36,747            1,135
     Koninklijke Ahold NV                       95,896            8,105
     Koninklijke KNP BT NV                      52,914            1,207
     Koninklijke Nederlandsche
        Hoogevens en
        Staalfabireken NV                       26,019            1,453
     Koninklijke PTT Nederland NV              261,307           10,269
     Koninklijke Pakhoed NV                     20,578              727
     Nedlloyd Groep NV                          15,401              446
     Oce-Van Der Grinten NV                     10,657            1,377
     Philips Electronics NV                    199,895           14,344
     Royal Dutch Petroleum Co.               1,197,736           62,415
     Stork NV                                   21,683              885
     Unilever NV                                89,637           18,904
     Wolters Kluwer NV                          38,543            4,702
                                                       -----------------
                                                                181,411
                                                       -----------------
NORWAY (1.0%)
     Aker ASA A Shares                          26,623              524
     Aker ASA B Shares                          18,704              330
     Bergesen D.Y. ASA A Shares                 31,536              747
     Bergesen D.Y. ASA B Shares                 18,496              437
     Christiania Bank Og Kreditkasse
        ASA                                     82,900              282
     Dyno Industrier ASA                        21,996              571
     Elkem ASA                                  50,640              993
     Hafslund ASA A Shares                      38,131              229
     Hafslund ASA B Shares                      16,651               91
     Helikopter Services Group ASA              25,650              331
     Kvaerner ASA                               26,820            1,625
     Kvaerner ASA B Shares                      14,790              828
     Lief Hoegh & Co. ASA                       18,370              394
-    NCL Holdings ASA                          216,460              683
     Norsk Hydro ASA                           129,544            7,060
     Norske Skogindustrier ASA
        A Shares                                23,500              810
     Norske Skogindustrier ASA
        B Shares                                 3,140              104
     Nycomed ASA A Shares                       18,841              278
     Nycomed ASA B Shares                       16,671              239
     Orkla ASA A Shares                         26,060            1,926
     Orkla ASA B Shares                          7,920              538
-    Petroleum Geo-Services ASA                  1,170               56
     Storebrand ASA                            160,260              957
     Unitor ASA                                 44,650              640
                                                       -----------------
                                                                 20,673
                                                       -----------------
SPAIN (4.1%)
     Acerinox SA                                 8,746            1,642
     Argentaria SA                              72,900            4,089
     Autopista Concesionaria
        Espanola SA                             98,127            1,334
     Banco Bilbao Vizcaya SA
        (Registered)                           127,821           10,403
     Banco Central
        Hispanoamericano SA                    103,386            3,789
     Banco Santander SA                        261,081            8,059
     Corporacion Financiera Alba SA              7,315              930
     Corporacion Mapfre SA                      16,621              886
     Dragados y Construcciones SA               34,946              727


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
EUROPEAN PORTFOLIO                               SHARES            (000)
------------------------------------------------------------------------
     Ebro Agricolas Compania de
        Alimentacion SA                         33,394    $         653
-    El Aguila SA                               33,608              161
     Empresa Nacional Compania
        de Celulosas SA                         18,550              328
     Empresa Nacional de
     Electricidad SA                           141,779           11,925
-    Ercros SA                                  80,602               82
     Fomento de Construcciones y
        Contratas SA                             7,258              927
     Gas Natural SDG SA                         21,852            4,783
     Iberdrola SA                              492,363            6,227
     Inmobiliaria Metropolitana
        Vasca Central SA                        16,159              616
-    Inmobiliaria Urbis SA                      60,980              587
     Portland Valderrivas SA                     4,748              389
     Prosegur Cia de Seguridad SA
        (Registered)                            74,800              916
     Repsol SA ADR                             165,237            7,000
     Sarrio SA                                  49,540              196
     Sociedade General de Aguas
        de Barcelona SA                          1,350               55
     Tabacalera SA                              20,306            1,092
     Telefonica de Espana SA                   515,268           14,925
     Union Electrica Fenosa SA                  28,737              262
     Uralita SA                                 78,564              879
     Vallehermoso SA                            43,558            1,177
     Viscofan Industria Navarra
        de Envolturas Celulosic SA              21,260              498
     Zardoya Otis SA                             2,426              320
                                                       -----------------
                                                                 85,857
                                                       -----------------
SWEDEN (4.3%)
     ABB AB A Shares                           386,380            5,422
     ABB AB B Shares                           189,800            2,651
     AGA AB A Shares                           101,750            1,382
     AGA AB B Shares                            88,440            1,178
     Astra AB A Shares                         732,900           13,649
     Astra AB B Shares                         135,246            2,405
     Atlas Copco AB A Shares                    79,400            2,074
     Atlas Copco AB B Shares                    32,090              832
-    Autoliv, Inc.                              20,600              806
     Electrolux AB B Shares                     47,550            3,431
     Esselte AB A Shares                        15,260              359
     Esselte AB B Shares                        12,090              285
-    Granges AB                                 22,725              306
     Hennes & Mauritz AB B Shares              126,940            4,547
     LM Ericsson Telephone AB
        B Shares                               528,000           20,793
     SKF AB A Shares                            11,140              275
     SKF AB B Shares                             5,680              147
     Scanem AB A Shares                         34,830            1,396
     Securitas AB B Shares                      61,280            1,728
     Skandia Forsakrings AB                     40,122            1,479
     Skandinaviska Eeskilda Banken
        AB B Shares                            339,053            3,661
     Skanska AB B Shares                        83,658            3,700
     Stora Kopparbergs Berglags
        AB A Shares                             80,705            1,305
     Stora Kopparbergs Berglags
        AB B Shares                              3,550               58
     Svenska Cellulosa AB B Shares              96,146            2,045
     Svenska Handelsbanken AB
        A Shares                               141,080            4,516
     Svenska Handelsbanken AB
        B Shares                                30,960              913
     Swedish Match AB                          281,969              948
     Trelleborg AB B Shares                     71,198            1,169
     Volvo AB A Shares                          41,300            1,111
     Volvo AB B Shares                         182,969            4,898
                                                       -----------------
                                                                 89,469
                                                       -----------------
SWITZERLAND (11.2%)
     ABB AG (Bearer)                             4,415            6,693
     ABB AG (Registered)                         2,960              873
     Adecco SA (Bearer)                          8,827            3,391
     Alusuisse-Lonza Holding AG
        (Bearer)                                 1,316            1,349
     Alusuisse-Lonza Holding AG
        (Registered)                             2,850            2,956
     Credit Suisse Group AG
        (Registered)                           107,975           13,887
     Danzas Holding AG (Registered)              1,845              361
     Forbo Holding AG (Registered)                 380              164
     Georg Fischer AG (Bearer)                     310              432
     Georg Fischer AG (Registered)                 215               59
     Grands Magasins Jelmoli SA
        (Bearer)                                   290              181
     Grands Magasins Jelmoli SA
        (Registered)                               650               85
     Holderbank Financiere Glarus AG
        (Bearer)                                 2,530            2,393
     Holderbank Financiere Glarus AG
        (Registered)                             6,710            1,266
     Kuoni Reisen Holding AG
        (Registered)                               330            1,132
     Moevenpick Holding AG (Bearer)              1,910              577
     Nestle SA (Registered)                     21,959           29,010
     Novartis AG (Bearer)                        3,197            5,114
     Novartis AG (Registered)                   35,456           56,765
     Roche Holding AG (Bearer)                     908           12,488
     Roche Holding AG
     (Dividend-Right Certificates)               3,933           35,625
     SGS Societe Generale de
        Surveillance Holding SA (Bearer)           817            1,748
     SGS Societe Generale de
        Surveillance Holding SA
        (Registered)                             1,140              450
     SMH AG (Bearer)                             1,852            1,059
     SMH AG (Registered)                         8,350            1,133
-    Sairgroup AG                                1,160            1,302
     Schindler Holding AG (Ptg. Ctf.)               60               75
     Schindler Holding AG (Registered)             190              244
     Sika Finanz AG (Bearer)                       890              280
     Sulzer AG (Registered)                        360              309
-    Swiss Bank Corp. (Registered)              43,165           11,562
     Swiss Reinsurance Co.
        (Registered)                             8,148           11,541
     Union Bank of Switzerland AG
        (Bearer)                                11,831           13,553
     Union Bank of Switzerland AG
        (Registered)                            15,200            3,482


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
                                                 SHARES            (000)
------------------------------------------------------------------------
-    Valora Holding AG                           1,481    $         315
     Zurich Insurance Co. (Registered)          25,090            9,999
                                                       -----------------
                                                                231,853
                                                       -----------------
UNITED KINGDOM (31.3%)
     Abbey National PLC                        787,537           10,748
     Amec PLC                                  287,102              717
     Amstrad PLC                               122,089              577
     Anglian Water PLC                         195,272            2,129
     Argos PLC                                 191,362            1,736
     Arjo Wiggins Appleton PLC                 620,152            1,806
     Associated British Foods PLC              522,059            4,492
     B.A.T. (British American
        Tobacco) Industries PLC              1,720,002           15,387
     BBA Group PLC                             298,927            1,761
     BG PLC                                  2,454,764            8,988
     BICC PLC                                  278,099              819
     BOC Group PLC                             271,547            4,716
     BPB PLC                                   362,769            1,961
     BTR PLC                                 2,273,352            7,775
     Barclays PLC                              839,153           16,648
     Barratt Developments PLC                  161,950              663
     Bass PLC                                  497,781            6,073
     Blue Circle Industries PLC                483,665            3,453
     Boots Co., PLC                            537,715            6,305
     Bowthorpe PLC                             174,335              937
     British Aerospace PLC                     245,692            5,465
     British Airways PLC                       584,486            6,659
     British Land Co., PLC                     338,367            3,193
     British Petroleum Co., PLC              3,166,362           39,365
     British Sky Broadcasting
        Group PLC                              962,591            7,017
     British Steel PLC                       1,322,262            3,290
     British Telecommunications
        PLC                                  3,494,218           25,937
     Burmah Castrol PLC                        131,957            2,231
     Cable and Wireless PLC                  1,236,324           11,317
     Cadbury Schweppes PLC                     571,749            5,100
     Caradon PLC                               391,398            1,309
-    Caradon PLC Class B                       110,461              184
     Carlton Communications PLC                362,600            3,069
-    Centrica PLC                            2,992,804            3,636
     Chubb Security PLC                        314,463            2,342
     Coats Viyella PLC                         385,166              808
     Cobham PLC                                 50,964              613
     Commercial Union PLC                      412,723            4,338
     Courtaulds PLC                            271,720            1,533
     Courtaulds Textiles PLC                   148,194              757
     De La Rue PLC                             188,548            1,170
     Delta PLC                                 143,760              658
     EMI Group PLC                             239,607            4,307
     Electrocomponents PLC                     312,290            2,323
     English China Clays PLC                   300,215            1,019
     FKI PLC                                   469,426            1,328
     GKN PLC                                   229,759            3,946
     General Electric Co., PLC               1,529,822            9,140
     George Wimpey PLC                         149,750              339
     Glaxo Wellcome PLC                      1,975,820           40,858
     Granada Group PLC                         476,486            6,265
     Grand Metropolitan PLC                  1,180,330           11,354
     Great Universal Stores PLC                565,744            5,739
     Guardian Royal Exchange PLC               251,716            1,137
     Guinness PLC                            1,069,928           10,470
     HSBC Holdings PLC (Foreign)               775,481           22,970
     HSBC Holdings PLC (Local)                 499,825           15,377
     Hammerson PLC                              64,316              499
     Hanson PLC                                363,535            1,803
     Harrison & Crosfield PLC                  227,073              416
     Hepworth PLC                               51,075              201
     Hyder PLC                                 116,646            1,572
     IMI PLC                                   192,006            1,099
     Imperial Chemical
        Industries PLC                         393,254            5,459
     Johnson Matthey PLC                        44,748              429
     Kingfisher PLC                            404,763            4,594
     Ladbroke Group PLC                        741,857            2,914
     Laird Group PLC                            59,550              348
     Land Securities PLC                       296,346            4,192
     Lasmo PLC                                 430,043            1,875
     Legal & General Group PLC                 704,895            4,775
     Lex Service PLC                            53,026              333
     Lloyds TSB Group PLC                    2,974,439           30,544
     Lonrho PLC                                244,458              517
     LucasVarity PLC                           963,337            3,335
     MEPC PLC                                  288,778            2,363
     Marks & Spencer PLC                     1,576,642           13,068
     Marley PLC                                 43,540               90
     Mercury Asset Management
        Group PLC                              124,130            2,551
     Meyer International PLC                    52,241              365
     National Grid Group PLC                 1,101,652            3,979
     National Power PLC                        644,102            5,596
     Next PLC                                  253,197            2,865
     Ocean Group PLC                           141,155            1,233
     Pearson PLC                               350,657            4,050
     Peninsular & Oriental Steam
        Navigation Co.                         346,101            3,445
     Pilkington PLC                            482,475            1,108
     Prudential Corp. PLC                    1,067,304           10,426
     RMC Group PLC                              43,728              708
     Racal Electronics PLC                     244,449              976
     Railtrack Group PLC                         8,230               85
     Rank Group PLC                            204,921            1,298
     Redland PLC                               135,687              768
     Reed International PLC                    639,042            6,169
     Reuters Holdings PLC                      934,479            9,845
     Rexam PLC                                 388,146            1,638
     Rio Tinto PLC                             595,205           10,367
     Rolls-Royce PLC                           701,873            2,675
     Royal & Sun Alliance
        Insurance Group PLC                    877,877            6,487
     Royal Bank of Scotland
        Group PLC                              451,213            4,220
     Rugby Group PLC                           297,746              594
     Safeway PLC                               656,480            3,797
     J. Sainsbury PLC                        1,092,207            6,617
     Schroders PLC                             128,629            3,530
     Scottish & Newcastle PLC                  348,955            3,752
     Scottish Power PLC                        658,354            4,273
     Sears PLC                                 617,365              699
     Sedgwick Group PLC                        107,950              221
     Slough Estates PLC                         83,589              417


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
EUROPEAN PORTFOLIO                               SHARES            (000)
------------------------------------------------------------------------
     SmithKline Beecham PLC                  1,532,839    $      28,203
     Smiths Industries PLC                     212,223            2,713
     Southern Electric PLC                     128,686              947
     St. James's Place Capital PLC             386,650              836
     T & N PLC                                 164,627              392
     TI Group PLC                              321,562            2,802
     Tarmac PLC                                541,871            1,118
     Tate & Lyle PLC                           315,735            2,346
     Taylor Woodrow PLC                        197,099              577
     Tesco PLC                               1,212,869            7,489
     Thames Water PLC                          256,899            2,950
     Thorn PLC                                 176,668              500
     Transport Development Group
        PLC                                    211,921              607
     Unigate PLC                               196,420            1,579
     Unilever PLC                              452,906           12,957
     United Biscuits Holdings PLC              420,367            1,431
     United Utilities PLC                      343,399            3,761
     Vickers PLC                               130,029              441
     Vodafone Group PLC                      1,704,243            8,311
     Williams PLC                              122,547              663
     Willis Corroon Group PLC                   98,419              210
     Wilson Connolly Holdings PLC               86,943              231
     Wolseley PLC                              359,736            2,805
     Zeneca Group PLC                          523,164           17,292
                                                       -----------------
                                                                650,595
                                                       -----------------
------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $1,403,891)                                         2,047,326
------------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                  (000)
------------------------------------------------------------------------
BOND
------------------------------------------------------------------------
SWITZERLAND
  (U.S. Dollar-Denominated)
     Hofi International Finance Ltd. Cvt.
     4.50%, 8/11/08
     (COST $613)                             $     445    $         759
------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.5%)
------------------------------------------------------------------------
U.S. TREASURY BILL
 (2) 5.21%, 7/24/97                              1,900            1,894
REPURCHASE AGREEMENT
Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97                              29,268           29,268
------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $31,162)                                              31,162
------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
     (COST $1,435,666)                                       $2,079,247
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
------------------------------------------------------------------------
  Other Assets--Notes B and G                               $   456,343
  Liabilities --Note G                                         (453,791)
                                                       -----------------
                                                                  2,552
------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------
  Applicable to 109,503,878 outstanding
     $.001 par value shares
     (authorized 500,000,000 shares)                         $2,081,799
========================================================================

NET ASSET VALUE PER SHARE                                        $19.01
========================================================================

  *See Note A in Notes to Financial Statements.
  -Non-Income Producing Security.
(1)The combined market value of common stocks and Eurotop futures contracts represents 99.9% of net assets.
(2)Security segregated as initial margin for open futurescontracts.
   (Ptg. Ctf.)--Participating Certificate.

------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
------------------------------------------------------------------------
 Paid in Capital                            $1,405,702           $12.83
 Undistributed Net
     Investment Income--Note F                  26,723              .24
 Accumulated Net
     Realized Gains--Note F                      5,310              .05
 Unrealized Appreciation
     (Depreciation)--Note E
     Investment Securities                     643,581             5.88
     Futures Contracts                             729              .01
     Foreign Currencies and
         Forward Currency Contracts               (246)              --
------------------------------------------------------------------------
NET ASSETS                                  $2,081,799           $19.01
========================================================================


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
PACIFIC PORTFOLIO                                SHARES            (000)
------------------------------------------------------------------------
COMMON STOCKS (99.0%)(1)
------------------------------------------------------------------------
AUSTRALIA (6.4%)
     Aberfoyle Ltd.                            142,000    $         394
     Amcor Ltd.                                298,391            1,967
     Ashton Mining Ltd.                        113,400              155
     Australia National Industries Ltd.        575,031              698
     Australian Gas Light Co., Ltd.            118,300              691
     Boral Ltd.                                568,500            1,776
     Brambles Industries Ltd.                  107,111            2,102
-    Broken Hill Proprietary Ltd.              815,196           11,898
     Burns Philp & Co., Ltd.                   234,530              432
     CSR Ltd.                                  479,200            1,842
     Coca-Cola Amatil Ltd.                     178,668            2,302
     Coles Myer Ltd.                           507,014            2,617
-    Crown Ltd.                                317,495              507
     David Jones Ltd.                          178,132              247
     Delta Gold NL                             124,065              205
     Email Ltd.                                208,183              739
     F.H. Faulding & Co., Ltd.                  54,100              308
     Foster's Brewing Group Ltd.               469,860              866
     Futuris Corp., Ltd.                       207,120              331
     Gio Australia Holdings Ltd.               217,500              668
     Goodman Fielder Ltd.                      522,405              763
     Great Central Mines Ltd.                  123,430              233
     Hardie (James) Industries Ltd.            225,047              717
     Howard Smith Ltd.                         109,200            1,031
     ICI Australia Ltd.                        149,548            1,462
     Leighton Holdings Ltd.                    176,150              851
     Metal Manufactures Ltd.                   123,800              306
     Mount Isa Mines Holdings Ltd.             397,344              583
     National Australia Bank Ltd.              615,146            8,742
     Newcrest Mining Ltd.                       64,445              177
     News Corp. Ltd.                           870,979            4,143
     News Corp. Ltd. Pfd.                      439,413            1,718
     Normandy Mining Ltd.                      454,127              507
     North Ltd.                                327,413            1,239
     Pacific Dunlop Ltd.                       415,740            1,221
     Pioneer International Ltd.                382,800            1,468
     Plutonic Resources Ltd.                    72,650              225
     QBE Insurance Group Ltd.                  123,251              739
     QCT Resources Ltd.                        225,200              275
     Renison Goldfields
        Consolidated Ltd.                       65,441              238
     Resolute Ltd.                             105,895              187
     Rio Tinto Ltd.                            150,942            2,553
     Rothmans Holdings Ltd.                     91,700              565
     Santos Ltd.                               291,789            1,218
     Sons of Gwalia Ltd.                        92,544              342
     Southcorp Holdings Ltd.                   335,354            1,246
-    Sydney Harbour Casino
        Holdings Ltd.                          265,200              413
     Tabcorp Holdings Ltd.                      58,692              317
     WMC Ltd.                                  436,587            2,731
     Westpac Banking Corp., Ltd.               752,571            4,493
                                                       -----------------
                                                                 71,448
                                                       -----------------
HONG KONG (8.3%)
     Bank of East Asia Ltd.                    567,933            2,368
     Cathay Pacific Airways Ltd.             1,241,000            2,571
     Cheung Kong Holdings Ltd.                 861,000            8,502
     China Light and Power Co., Ltd.           789,000            4,471
     Dickson Concepts
        International Ltd.                      69,399              253
     Elec & Eltek International
        Holdings Ltd.                            2,000                1
     Giordano International Ltd.               586,000              401
     Hang Seng Bank Ltd.                       760,200           10,843
     Hong Kong & China
        Gas Co., Ltd.                        1,599,993            3,201
     Hong Kong Aircraft &
        Engineering Co., Ltd.                  117,400              427
     Hong Kong
        Telecommunications Ltd.              4,565,400           10,902
     Hong Kong and Shanghai
        Hotels Ltd.                            328,000              523
     Hopewell Holdings Ltd.                  2,308,000            1,460
     Hutchison Whampoa Ltd.                  1,549,000           13,396
     Hysan Development Co., Ltd.               506,000            1,492
     Johnson Electric Holdings Ltd.            265,000              790
     Kumagai Gumi Hong Kong Ltd.               101,000              105
     Miramar Hotel & Investment Ltd.           406,000              747
     New World
        Development Co., Ltd.                  812,000            4,842
     Oriental Press Group Ltd.               1,183,000              485
     Peregrine Investment
        Holdings Ltd.                          412,900              850
     Regal Hotels International
        Holdings Ltd.                        1,756,800              476
     Shangri-La Asia Ltd.                      306,000              367
     Shun Tak Holdings Ltd.                    762,000              467
     South China Morning Post Ltd.           1,019,000            1,000
     Sun Hung Kai Properties Ltd.              912,400           10,982
     Swire Pacific Ltd. A Shares               450,500            4,056
     Tai Cheung Holdings Ltd.                  566,500              450
     Television Broadcasts Ltd.                237,000            1,065
     Varitronix International Ltd.             120,000              204
     Wharf Holdings Ltd.                       990,000            4,294
     Wing Lung Bank Ltd.                        94,528              603
                                                       -----------------
                                                                 92,594
                                                       -----------------
JAPAN (75.6%)
     77 Bank Ltd.                               71,000              689
     Advantest Corp.                            30,250            2,326
     Ajinomoto Co., Inc.                       291,000            3,128
     Alps Electric Co., Ltd.                    94,000            1,314
     Amada Co., Ltd.                           158,000            1,395
     Amano Corp.                                63,000              716
-    Aoki Corp.                                276,000              326
     Aoyama Trading Co., Ltd.                   40,800            1,312
     Arabian Oil Co., Ltd.                      30,400            1,025
     Asahi Bank Ltd.                           948,000            8,077
     Asahi Breweries Ltd.                      198,000            2,959
     Asahi Chemical Industry Co., Ltd.         626,000            3,747
     Asahi Glass Co., Ltd.                     500,000            4,981
     Ashikaga Bank Ltd.                        297,000            1,090
     Autobacs Seven Co., Ltd.                   15,000            1,190
     The Bank of Tokyo-
        Mitsubishi Ltd.                      1,805,000           36,280
     Bank of Yokohama Ltd.                     542,000            3,055
     Bridgestone Corp.                         331,000            7,694
     Brother Industries Ltd.                   177,000              764
     CSK Corp.                                  29,000            1,100


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
PACIFIC PORTFOLIO                                SHARES            (000)
------------------------------------------------------------------------
     Canon, Inc.                               351,000    $       9,570
     Casio Computer Co.                        124,000            1,080
     Chiba Bank Ltd.                           349,000            2,080
     Chichibu Onoda Cement Corp.               253,000              993
     Chiyoda Corp.                              86,000              414
     Chugai Pharmaceutical Co., Ltd.           122,000            1,098
     Citizen Watch Co., Ltd.                   154,000            1,190
     Cosmo Oil Co., Ltd.                       232,000            1,111
     Dai-Nippon Ink & Chemicals, Inc.          310,000            1,338
     Dai-Nippon Printing Co., Ltd.             314,000            7,107
     Dai-Nippon Screen
        Manufacturing Co., Ltd.                 68,000              642
     Daicel Chemical Industries Ltd.            27,000              105
     Daido Steel Co., Ltd.                     242,000              782
     Daiei, Inc.                               330,000            2,120
     Daifuku Co., Ltd.                          32,000              422
     Daiichi Pharmaceutical Co., Ltd.          106,000            1,871
     Daikin Industries Ltd.                     58,000              527
     Daikyo, Inc.                              161,000              630
     Daimaru, Inc.                              81,000              466
     Daito Trust Construction Co., Ltd.         52,000              613
     Daiwa House Industry Co., Ltd.            237,000            2,900
     Daiwa Kosho Lease Co., Ltd.                99,000              767
     Daiwa Securities Co., Ltd.                575,000            4,543
     Denki Kagaku Kogyo K.K.                   209,000              577
     Denso Corp.                               363,000            8,692
     East Japan Railway Co.                      1,643            8,443
     Ebara Corp.                                68,000            1,022
     Eisai Co., Ltd.                           127,000            2,408
     Ezaki Glico Co.                            96,600              870
     Fanuc Co., Ltd.                           104,600            4,022
     Fuji Bank Ltd.                          1,171,000           17,601
     Fuji Photo Film Co., Ltd.                 211,000            8,500
     Fujikura Ltd.                             172,000            1,608
     Fujita Corp.                              273,000              477
     Fujita Kanko, Inc.                         67,000              843
     Fujitsu Ltd.                              759,000           10,546
     Furukawa Electric Co.                     289,000            1,841
     Gakken Co.                                  6,000               32
     Gunma Bank Ltd.                           218,000            1,962
     Gunze Ltd.                                 52,000              237
     Hankyu Corp.                              312,000            1,726
     Hankyu Department Stores, Inc.             45,000              476
-    Haseko Corp.                              136,000              218
     Hazama Corp.                              176,000              363
     Higo Bank Ltd.                             68,000              448
     Hirose Electric Co., Ltd.                  11,500              790
     Hitachi Ltd.                            1,350,000           15,101
     Hitachi Zosen Corp.                       446,000            1,777
     Hokuriku Bank Ltd.                        254,000              872
     Honda Motor Co., Ltd.                     395,000           11,909
     House Foods Industry Corp.                 67,000            1,189
     Hoya Corp.                                 53,000            2,362
     INAX Corp.                                102,000              765
     Industrial Bank of Japan Ltd.           1,028,000           15,991
     Isetan Co.                                 80,000              993
-    Ishihara Sangyo Kaisha Ltd.               109,000              323
     Ito-Yokado Co., Ltd.                      170,000            9,879
     Itochu Corp.                              549,000            2,960
     Itoham Foods, Inc.                         67,000              370
     Iwatani International Corp.                99,000              398
     JGC Corp.                                  47,000              324
-    Japan Air Lines Co., Ltd.                 779,000            3,547
     Japan Energy Corp.                        391,000            1,025
-    Japan Metals & Chemicals Co.               60,000              147
-    Japan Steel Works Ltd.                    100,000              195
     Joyo Bank Ltd.                            419,000            2,318
     Jusco Co., Ltd.                           135,000            4,566
     Kajima Corp.                              433,000            2,539
     Kaken Pharmaceutical Co.                   12,000               62
     Kamigumi Co., Ltd.                         45,000              254
     Kandenko Co., Ltd.                         56,000              529
-    Kanebo Ltd.                               118,000              217
     Kaneka Corp.                               79,000              496
     Kansai Electric Power Co., Inc.           404,000            7,803
     Kansai Paint Co., Ltd.                    116,000              481
     Kao Corp.                                 262,000            3,640
     Katokichi Co., Ltd.                        27,000              481
     Kawasaki Heavy Industries Ltd.            633,000            2,948
-    Kawasaki Kisen Kaisha Ltd.                230,000              464
     Kawasaki Steel Corp.                    1,120,000            3,651
     Keihin Electric Express
        Railway Co., Ltd.                      148,000              696
     Kikkoman Corp.                             58,000              383
     Kinden Corp.                               94,000            1,331
     Kinki Nippon Railway Co.                  701,000            4,288
     Kirin Brewery Co., Ltd.                   449,000            4,669
     Kissei Pharmaceutical Co.                  33,000              727
     Kokuyo Co., Ltd.                           60,000            1,625
     Komatsu Ltd.                              440,000            3,576
     Komori Corp.                               22,000              523
     Konami Co., Ltd.                           11,000              411
     Konica Corp.                               80,000              511
     Koyo Seiko Co., Ltd.                       71,000              568
     Kubota Corp.                              628,000            3,079
     Kumagai Gumi Co., Ltd.                    251,000              419
     Kurabo Industries Ltd.                     77,000              208
     Kuraray Co., Ltd.                         150,000            1,494
     Kureha Chemical Industry Co.               89,000              385
     Kurita Water Industries Ltd.               41,000            1,093
     Kyocera Corp.                              67,000            5,328
     Kyowa Hakko Kogyo Co.                     203,000            1,522
     Kyudenko Corp.                              3,000               25
     Lion Corp.                                107,000              490
     Maeda Road
        Construction Co., Ltd.                  21,000              181
     Makino Milling Machine Co.                 78,000              667
     Makita Corp.                               44,000              646
     Marubeni Corp.                            438,000            1,990
     Maruha Corp.                               14,000               37
     Marui Co., Ltd.                           136,000            2,532
     Matsushita Electric
        Industrial Co., Ltd.                   830,000           16,755
     Meiji Milk Products Co., Ltd.              60,000              274
     Meiji Seika Kaisha Ltd.                    92,000              507
     Minebea Co., Ltd.                         190,000            2,026
     Misawa Homes Co., Ltd.                     49,000              300
     Mitsubishi Corp.                          648,000            8,098
     Mitsubishi Chemical Corp.                 888,000            2,902
     Mitsubishi Electric Corp.                 778,000            4,358


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
                                                 SHARES            (000)
------------------------------------------------------------------------
     Mitsubishi Estate Co., Ltd.               474,000    $       6,876
     Mitsubishi Gas Chemical Co.               113,000              462
     Mitsubishi Heavy Industries Ltd.        1,379,000           10,593
     Mitsubishi Logistics Corp.                 35,000              502
     Mitsubishi Materials Corp.                533,000            2,133
     Mitsubishi Oil Co., Ltd.                  100,000              446
     Mitsubishi Paper Mills Ltd.               159,000              622
     Mitsubishi Rayon Co., Ltd.                257,000            1,060
     Mitsubishi Trust & Banking Corp.          532,000            8,415
     Mitsui & Co., Ltd.                        669,000            6,431
-    Mitsui Engineering &
        Shipbuilding Co., Ltd.                 186,000              406
     Mitsui Fudosan Co., Ltd.                  285,000            3,935
     Mitsui Marine & Fire
        Insurance Co.                          294,000            2,127
     Mitsui Mining &
        Smelting Co., Ltd.                     136,000              605
-    Mitsui Osk Lines Ltd.                     406,000              837
     Mitsui Soko Co., Ltd.                      92,000              642
     Mitsui Toatsu Chemicals, Inc.             339,000              933
     Mitsui Trust & Banking Co.                508,000            3,840
     Mitsukoshi Ltd.                           124,000              883
     Mori Seiki Co.                             24,000              386
     Murata Manufacturing Co., Ltd.             84,000            3,347
     Mycal Corp.                               129,000            1,860
     NEC Corp.                                 640,000            8,949
     NGK Insulators Ltd.                       156,000            1,718
     NGK Spark Plug Co.                         51,000              557
     NKK Corp.                               1,289,000            2,771
     NOF Corp.                                   9,000               39
     NSK Ltd.                                  118,000              760
     NTN Corp.                                  87,000              487
     Nagase & Co., Ltd.                          6,000               48
     Nagoya Railroad Co., Ltd.                 302,000            1,246
     Namco Ltd.                                 20,000              773
     Nankai Electric Railway Co.               121,000              618
     Nichido Fire & Marine
        Insurance Co., Ltd.                    223,000            1,629
     Nichirei Corp.                             74,000              369
     Nihon Cement Co., Ltd.                     63,000              302
-    Niigata Engineering Co., Ltd.             246,000              451
     Nikon Corp.                               131,000            2,209
     Nippon Beet Sugar
        Manufacturing Co.                       11,000               40
     Nippon Comsys Corp.                        73,000            1,085
     Nippon Express Co., Ltd.                  470,000            3,758
     Nippon Fire & Marine
        Insurance Co., Ltd.                    230,000            1,242
     Nippon Light Metal Co.                    225,000              820
     Nippon Meat Packers, Inc.                  99,000            1,280
     Nippon Oil Co., Ltd.                      334,000            1,830
     Nippon Paper Industries Co.               410,000            2,376
     Nippon Sharyo Ltd.                         43,000              278
     Nippon Sheet Glass Co., Ltd.              274,000            1,010
     Nippon Shinpan Co.                        196,000              709
     Nippon Shokubai K.K.                       84,000              668
     Nippon Steel Corp.                      2,786,000            8,911
-    Nippon Suisan Kaisha Ltd.                 111,000              377
     Nippon Telephone and
        Telegraph                                4,998           48,045
     Nippon Yusen Kabushiki
        Kaisha Co.                             550,000            2,139
     Nishimatsu Construction Co.                89,000              622
     Nissan Motor Co., Ltd.                    972,000            7,551
     Nisshinbo Industries, Inc.                 72,000              654
     Nissin Food Products Co., Ltd.             34,000              885
     Nitto Denko Corp.                          33,000              643
     Nomura Securities Co., Ltd.               799,000           11,032
     Noritake Co., Ltd.                         58,000              522
     OJI Paper Co., Ltd.                       423,000            2,621
     Odakyu Electric Railway Co.               320,000            1,902
     Ohbayashi Corp.                           266,000            1,783
     Okamoto Industries, Inc.                  133,000              592
     Okuma Corp.                                67,000              591
     Okumura Corp.                              79,000              419
     Olympus Optical Co., Ltd.                  63,000              567
     Omron Corp.                               108,000            2,293
     Onward Kashiyama Co., Ltd.                 96,000            1,594
     Osaka Gas Co., Ltd.                       869,000            2,498
     Oyo Corp.                                  11,000              428
     Penta-Ocean Construction Co.              139,000              449
     Pioneer Electronic Corp.                   49,000            1,190
     Q.P. Corp.                                107,000              954
-    Renown, Inc.                               90,000              224
     Rohm Co., Ltd.                             47,000            4,847
     SMC Corp.                                  21,000            1,776
     Sakura Bank Ltd.                        1,396,000           10,711
     Sanden Corp.                               35,000              294
     Sankyo Aluminum Industry Co.                8,000               26
     Sankyo Co., Ltd.                          166,000            5,585
-    Sanrio Co., Ltd.                           40,000              330
     Sanwa Shutter Corp.                       101,000              918
     Sanyo Electric Co., Ltd.                  650,000            2,920
     Sapparo Breweries Ltd.                     69,000              574
     Sato Kogyo Co.                             95,000              199
     Secom Co., Ltd.                            46,000            3,381
     Sega Enterprises Ltd.                      41,100            1,365
     Seino Transportation Co., Ltd.             52,000              563
     Seiyu Ltd.                                 41,000              329
     Sekisui Chemical Co.                      250,000            2,534
     Sekisui House Ltd.                        316,000            3,203
     Sharp Corp.                               466,000            6,434
     Shimachu Co.                                9,000              271
     Shimano, Inc.                              34,000              713
     Shimizu Corp.                             345,000            2,071
     Shin-Etsu Chemical Co., Ltd.              138,000            3,666
     Shionogi & Co., Ltd.                      165,000            1,280
     Shiseido Co., Ltd.                        184,000            3,039
     Shizuoka Bank Ltd.                        330,000            3,778
-    Showa Denko K.K.                          467,000            1,224
     Skylark Co., Ltd.                          55,000              841
     Snow Brand Milk Products Co.               67,000              345
     Sony Corp.                                155,500           13,576
     Sumitomo Bank Ltd.                      1,245,000           20,454
     Sumitomo Chemical Co.                     723,000            3,279
     Sumitomo Corp.                            462,000            4,401
     Sumitomo Electric
        Industries Ltd.                        308,000            5,168
     Sumitomo Forestry Co.                      72,000              793
     Sumitomo Heavy
        Industries Ltd.                        213,000              862


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
PACIFIC PORTFOLIO                                SHARES            (000)
------------------------------------------------------------------------
     Sumitomo Marine &
        Fire Insurance Co.                     315,000    $       2,588
     Sumitomo Metal Industries Ltd.          1,291,000            3,678
     Sumitomo Metal Mining Co.                 276,000            1,954
     Sumitomo Osaka
        Cement Co., Ltd.                       234,000              736
     Taisei Corp.                              322,000            1,494
     Taisho Pharmaceutical Co.                 146,000            3,943
     Taiyo Yuden Co., Ltd.                       8,000              132
     Takara Shuzo Co.                          120,000              867
     Takara Standard Co.                        17,000              149
     Takashimaya Co.                           135,000            1,840
     Takeda Chemical Industries Ltd.           361,000           10,158
     Takuma Co., Ltd.                           20,000              273
     Teijin Ltd.                               477,000            2,251
     Teikoku Oil Co., Ltd.                     165,000              740
     Toa Corp.                                  85,000              383
     Tobu Railway Co., Ltd.                    376,000            1,738
     Toei Co.                                   67,000              460
     Toho Co., Ltd.                              8,700            1,437
     Tohoku Electric Power Co.                 216,600            3,861
     Tokai Bank Ltd.                           827,000            8,528
     Tokio Marine & Fire
        Insurance Co.                          641,000            8,403
     Tokyo Broadcasting System, Inc.            51,000            1,047
     Tokyo Dome Corp.                           87,000            1,171
     Tokyo Electric Power Co.                  549,700           11,577
     Tokyo Electron Ltd.                        51,700            2,476
     Tokyo Gas Co., Ltd.                       925,000            2,571
     Tokyo Steel Manufacturing Co.              57,000              638
     Tokyo Style Co.                            31,000              431
     Tokyo Tatemono Co., Ltd.                  175,000              925
     Tokyotokeiba Co.                          142,000              410
     Tokyu Corp.                               498,000            3,094
     Toppan Printing Co., Ltd.                 297,000            4,672
     Toray Industries, Inc.                    611,000            4,362
-    Tosoh Corp.                               247,000              838
     Tostem Corp.                              101,000            2,798
     Toto Ltd.                                 174,800            2,154
     Toyo Engineering Corp.                    112,000              505
     Toyo Exterior Co.                          12,000              165
     Toyo Seikan Kaisha Ltd.                   103,300            2,293
     Toyobo Ltd.                               388,000            1,027
     Toyoda Automatic Loom
        Works Ltd.                             113,000            2,568
     Toyota Motor Corp.                      1,502,000           44,366
     Trans Cosmos, Inc.                          8,000              293
     Tsubakimoto Chain Co.                     133,000              814
     Ube Industries Ltd.                       361,000            1,051
     Uni-Charm Corp.                             4,000              143
     Uniden Corp.                               11,000              162
-    Unitika Ltd.                              183,000              368
     Uny Co.                                    72,000            1,409
     Wacoal Corp.                               77,000              956
     Yamaguchi Bank Ltd.                        51,000              767
     Yamaha Corp.                               95,000            1,743
     Yamaichi Securities Co.                   579,000            1,725
     Yamanouchi
        Pharmaceuticals Co., Ltd.              145,000            3,903
     Yamato Transport Co., Ltd.                164,000            2,049
     Yamazaki Baking Co., Ltd.                  88,000            1,553
     The Yasuda Trust and
        Banking Co., Ltd.                      482,000            1,845
     Yokogawa Electric Corp.                   103,000              896
                                                       -----------------
                                                                846,416
                                                       -----------------
MALAYSIA (4.7%)
     AMMB Holdings Bhd.                        193,000            1,201
     Aluminum Co. of Malaysia Bhd.             264,000              354
     Amsteel Corp., Bhd.                       830,800              635
     Antah Holdings Bhd.                       261,000              335
-    Aokam Perdana Bhd.                        216,000              240
     Berjaya Group Bhd.                        345,000              424
     Berjaya Land Bhd.                         160,000              418
     Commerce Asset Holdings Bhd.              304,000              801
-    Commerce Asset Holdings Bhd.
        Rights Exp. 7/23/97                     60,800                4
     Edaran Otomobil Nasional Bhd.              93,000              792
     Ekran Bhd.                                 56,000              110
-    Ekran Bhd. Rights for Warrants
        Exp. 7/1/97                             14,000                1
     Golden Hope Plantations Bhd.              481,000              827
     Golden Plus Holdings Bhd.                  41,000               74
     Guinness Anchor Bhd.                      123,000              273
     Highlands & Lowlands Bhd.                 157,000              240
     Hong Leong Industries Bhd.                 39,400              125
     Hong Leong Properties Bhd.                471,000              536
     Hume Industries Malaysia Bhd.              65,000              299
     IGB Corp., Bhd.                           476,000              475
     IOI Corp., Bhd.                           114,000              130
     Jaya Tiasa Holdings Bhd.                    1,000                5
     Johan Holdings Bhd.                       124,000              101
     Kedah Cement Holdings Bhd.                 72,000              112
     Kelanamas Industries Bhd.                  19,000               32
     Kemayan Corp., Bhd.                       114,000              133
     Kian Joo Can Factory Bhd.                  28,000              121
     Kuala Lumpur Kepong Bhd.                  261,500              648
     Land & General Bhd.                       204,500              235
     Landmarks Bhd.                            209,000              245
     Leader Universal Holdings Bhd.            279,666              503
     MBF Capital Bhd.                          456,000              838
     Magnum Corp., Bhd.                        416,500              627
     Malayan Banking Bhd.                      474,000            4,977
     Malayan Cement Bhd.                        71,000              119
     Malayan United Industries Bhd.            125,000               91
     Malayawata Steel Bhd.                      55,000               85
     Malaysia International
        Shipping Corp., Bhd. (Foreign)         251,333              652
     Malaysia Mining Corp., Bhd.               104,400              114
     Malaysian Airline System Bhd.             228,000              569
     Malaysian Mosaics Bhd.                    133,000              180
     Malaysian Oxygen Bhd.                      90,000              456
     Malaysian Pacific Industries Bhd.         155,000              676
     Malaysian Resources Corp., Bhd.           307,000              845
     Mulpha International Bhd.                 277,000              223
-    Mulpha International Bhd.
        Rights Exp. 7/18/97                     69,250               12
     Nestle Malaysia Bhd.                      135,000            1,011
     New Straits Times Press Bhd.               73,000              428
     Oriental Holdings Bhd.                    115,000              866
     Pan Malaysia Cement Works Bhd.            107,000              127

------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
                                                 SHARES            (000)
------------------------------------------------------------------------
     Perlis Plantations Bhd.                    64,500    $         189
     Perusahaan Otomobil
        Nasional Bhd.                          108,000              505
     Petaling Garden Bhd.                      134,000              199
     Pilecon Engineering Bhd.                  239,000              347
-    Promet Bhd.                               314,000              264
     Public Bank Bhd. (Foreign)                294,666              460
     RHB Capital Bhd.                          404,000            1,281
     RJ Reynolds Bhd.                          211,000              527
     Rashid Hussain Bhd.                       177,000            1,122
     Resorts World Bhd.                        434,000            1,307
     Rothmans of Pall Mall
        Malaysia Bhd.                          117,000            1,150
     Shell Refining Co. Malaysia Bhd.          164,000              520
     Sime Darby Bhd.                         1,008,600            3,357
     Sungei Way Holdings Bhd.                   58,200              110
     TA Enterprise Bhd.                        476,000              507
     Tan Chong Motor Holdings Bhd.             417,000              786
-    Technology Resources
        Industries Bhd.                        276,000              475
     Telekom Malaysia Bhd.                   1,254,100            5,863
     Tenaga Nasional Bhd.                    1,286,000            6,267
     Time Engineering Bhd.                     280,000              424
     UMW Holdings Malaysia Bhd.                 82,733              390
     United Engineers Malaysia Bhd.            339,000            2,444
     YTL Corp., Bhd.                           220,000              680
                                                       -----------------
                                                                 52,499
                                                       -----------------
NEW ZEALAND (0.8%)
     Brierley Investments Ltd.               1,385,200            1,352
     Carter Holt Harvey Ltd.                   718,359            1,855
     Fisher & Paykel Industries Ltd.               300                1
     Fletcher Challenge Ltd. Building          184,167              553
     Fletcher Challenge Ltd. Energy            162,067              489
     Fletcher Challenge Ltd. Forest            313,793              455
     Fletcher Challenge Ltd. Paper             226,035              547
     Lion Nathan Ltd.                          258,700              654
     Telecom Corp. of
        New Zealand Ltd.                       678,800            3,450
                                                       -----------------
                                                                  9,356
                                                       -----------------
SINGAPORE (3.2%)
     Amcol Holdings Ltd.                       366,000              481
     Chuan Hup Holdings Ltd.                   246,000              177
     City Developments Ltd.                    351,000            3,437
     Comfort Group Ltd.                        542,000              428
-    Creative Technology Ltd.                   57,850              995
     Cycle & Carriage Ltd.                      75,000              776
     Development Bank of
        Singapore Ltd. (Foreign)               193,625            2,438
     Fraser & Neave Ltd.                       157,000            1,120
     Goldtron Ltd.                             378,000              214
     Hai Sun Hup Group Ltd.                    186,000              134
     Haw Par Brothers
        International Ltd.                     211,400              476
     Hotel Properties Ltd.                     326,000              554
-    IPC Corp., Ltd.                           411,000              134
     Inchcape Bhd.                             123,000              443
     Jurong Shipyard Ltd.                       68,000              295
-    Keppel Corp. Ltd.                         248,000            1,101
-    Keppel Corp. Ltd. Class A                  61,750              268
     Lum Chang Holdings Ltd.                   428,000              341
     Metro Holdings Ltd.                        42,000              137
     Natsteel Ltd.                             106,000              270
     Neptune Orient Lines Ltd.                 604,000              541
     Oversea-Chinese
        Banking Corp., Ltd. (Foreign)          355,399            3,679
     Overseas Union Enterprise Ltd.             56,000              259
     Prima Ltd.                                108,000              367
     Robinson & Co., Ltd.                       99,000              516
     Shangri-La Hotel Ltd.                     154,300              462
     Singapore Airlines Ltd. (Foreign)         383,000            3,429
     Singapore Press Holdings Ltd.
        (Foreign)                               92,960            1,872
     Singapore Technologies
        Industrial Corp.                       437,000            1,125
     Singapore
        Telecommunications Ltd.              2,591,000            4,784
     United Industrial Corp., Ltd.             917,000              693
     United Overseas Bank Ltd.
        (Foreign)                              306,350            3,150
     Van Der Horst Ltd.                        106,000              195
                                                       -----------------
                                                                 35,291
                                                       -----------------
------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $1,012,703)                                        1,107,604
------------------------------------------------------------------------

                                                   FACE
                                                 AMOUNT
                                                  (000)
------------------------------------------------------------------------
CONVERTIBLE BONDS (0.1%)
------------------------------------------------------------------------
The Bank of Tokyo-Mitsubishi
     Cayman Finance Ltd. Cvt.
     4.25%, 3/29/49                          JPY 40,000             468
Nitto Denko Cvt.
     3.90%, 3/30/01                          JPY 67,000             992
------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
     (COST $1,222)                                                1,460
------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.9%)
------------------------------------------------------------------------
U.S. TREASURY BILL
  (2)   5.21%, 7/24/97                          $3,000            2,990
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97                               7,375            7,375
------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $10,365)                                              10,365
------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
     (COST $1,024,290)                                        1,119,429
------------------------------------------------------------------------


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
PACIFIC PORTFOLIO                                                  (000)
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
------------------------------------------------------------------------
  Other Assets--Notes B and G                               $   266,608
  Liabilities--Note G                                          (266,451)
                                                       -----------------
                                                                    157
------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------
  Applicable to 98,955,543 outstanding
     $.001 par value shares
     (authorized 500,000,000 shares)                         $1,119,586
========================================================================

NET ASSET VALUE PER SHARE                                        $11.31
========================================================================

  *See Note A in Notes to Financial Statements.
  -Non-Income Producing Security.
(1)The combined market value of common stocks, convertible bonds, and Nikkei 300 futures contracts represents 99.9% of net assets.
(2)Security segregated as initial margin for open futures contracts.
JPY--Japanese Yen.


------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------
 Paid in Capital                            $1,028,075           $10.39
 Undistributed Net
     Investment Income--Note F                   4,110              .04
 Accumulated Net Realized
     Losses--Note F                             (7,810)            (.08)
 Unrealized Appreciation
     (Depreciation)--Note E
     Investment Securities                      95,139              .96
     Futures Contracts                             218               --
     Foreign Currencies and
         Forward Currency Contracts               (146)              --
------------------------------------------------------------------------
NET ASSETS                                  $1,119,586           $11.31
========================================================================


------------------------------------------------------------------------
                                                                  MARKET
EMERGING                                                          VALUE*
MARKETS PORTFOLIO                                SHARES            (000)
------------------------------------------------------------------------
COMMON STOCKS (94.8%)
------------------------------------------------------------------------
ARGENTINA (3.9%)
-    Acindar Industria Argentina
        de Aceros SA                            78,600    $         201
-    Alpargatas S.A.I.C.                       158,600              155
     Astra Cia Argentina de
     Petroleum SA                              366,740              778
     Banco Frances Del Rio
        de la Plata SA                         173,968            1,884
     Banco Galicia y Buenos Aires
        SA de CV                               297,963            1,982
-    Celulosa Argentina SA                     623,850              437
     Ciadea SA                                 184,874              795
-    Corp Cementera Argentina SA                26,500              168
     Irsa Inversiones y
        Representaciones SA                    202,600              881
     Ledesma SA                                129,743              153
     Molinos Rio de la Plata SA                 33,600              131
     Nobleza Piccardo SA                        41,924              277
     Perez Companc SA                          838,249            6,724
-    Pirelli Cables SA                          14,596               35
     Siderca SA Class A                        319,100              827
-    Sociedad Comercial de Plata SA            285,100              930
     Telefonica Argentina SA
        Class B                              2,278,100            7,861
     YPF SA Class D                            342,824           10,560
                                                       -----------------
                                                                 34,779
                                                       -----------------
BRAZIL (17.4%)
     Aracruz Celulose SA Pfd.
     B Shares                                1,207,671            2,446
     Banco Bamerindus do
        Brasil SA                               52,300              583
     Banco Bradesco SA                     481,139,308            4,604
     Banco Bradesco SA Pfd.                465,819,197            4,695
     Banco Itau SA Pfd.                     12,580,112            7,047
-    Banco do Estado de
        Sao Paulo SA Pfd.                  144,675,000            3,563
     Brasmotor SA Pfd.                       1,930,000              430
     Centrais Electricas
        Brasileiras SA                      43,062,201           24,083
     Centrais Electricas
        Brasileiras SA Pfd.
        B Shares                             8,261,118            4,927
     Ceval SA Pfd.                          29,720,000              348
     Companhia Brasileira de
     Petroleo Ipiranga Pfd.                 57,606,000              937
     Companhia Cervejaria
        Brahma                               2,269,265            1,733
     Companhia Cervejaria
        Brahma Pfd.                          4,750,150            3,619
     Companhia Cimento
     Portland Itau Pfd.                      1,895,800              652
     Companhia de Tecidos
        Norte de Minas Pfd.                  1,083,300              423
     Companhia Energetica
        de Minas Gerais Pfd.               130,987,665            6,754
     Companhia Paulista de
        Forca e Luz                         16,513,100            2,777
     Companhia Siderurgica
        Belgo-Mineira Pfd.                   1,102,000               79
     Companhia Siderurgica
        Nacional                            66,532,400            2,194
     Companhia Vale do
        Rio Doce Pfd.                          381,192            8,432
     Companhia Vidreas
        Santa Marina                           283,968              784
     Copene-Petroquimica SA Pfd.
        A Shares                               981,194              364
     Ericsson Telecomunicadoes
        SA Pfd.                             46,856,400            2,786
     Fertilizantes Fosfatados
        SA Pfd.                             66,300,000              373
     Industrias Klabin de
        Papel e Celulose SA Pfd.               533,025              520
-    Iochpe-Maxion SA Pfd.                   3,540,738              421
-    Lojas Americanas SA                    17,700,000              252
-    Lojas Americanas SA Pfd.               48,304,033              655
-    Lojas Arapua SA Pfd.                    2,165,000               35
     Marcopolo SA Pfd.                         439,000               79
-    Metal Leve SA Industria e
        Comercio Pfd.                        5,773,000               57
     Metalurgica Gerdau SA Pfd.              7,675,400              371
-    Paranapanema SA Pfd.                   17,416,000              129
     Perdigao SA Pfd.                      172,760,000              409
     Petroleo Brasileiro SA Pfd.            43,859,500           12,184
     Pirelli Cabos SA Pfd.                      21,000              152
     Pirelli Pneus SA Pfd.                     130,000              371
     Refrigeracao Parana SA Pfd.            88,033,000              140
     Sadia Concordia SA Pfd.                   121,000              126
     Santista Alimentos SA                     373,587              798
     Souza Cruz SA                             321,600            3,391
     Telecomunicacoes
        Brasileiras SA                      35,813,200            4,858
     Telecomunicacoes
     Brasileiras SA Pfd.                   234,477,600           35,572
     Unibanco-Uniao de Bancos
        Brasileiros SA Pfd.                 94,705,000            3,474
     Unipar-Uniao de Industrias
     Petroquimicas SA Pfd.
        B Shares                               150,645               71
     Usiminas-Usinas Siderurgicas
        de Minas Gerais SA Pfd.                246,069            2,741
-    Varig-Viacao Aerea
        Rio-Grandense SA Pfd.                  151,000              401
     Votorantim Celulose e Papel
        SA Pfd.                             46,180,324            1,394
-    Votorantim Celulose e Papel
        SA Pfd. (Ranked for
        Dividend Shares)                     4,721,507              119
     Weg SA Pfd.                                86,000               59
     White Martins SA                        1,302,965            3,813
                                                       -----------------
                                                                157,225
                                                       -----------------
GREECE (1.5%)
     Alpha Credit Bank SA                       34,666            2,360
-    Aspis Pronoia SA                           21,800              180
     Athens Medical Center SA                   38,550              310
     Attica Enterprises SA                      39,450              380
     Commercial Bank of Greece SA               23,634              979
     Elais SA                                    8,770              255
     Epilectos SA                              225,110              509


------------------------------------------------------------------------
                                                                  MARKET
EMERGING                                                          VALUE*
MARKETS PORTFOLIO                                SHARES            (000)
------------------------------------------------------------------------
     Ergo Bank SA                               13,123    $         789
     Ergo Bank SA (Ranked for
        Dividend Shares)                         4,445              267
     Fourlis Brothers SA                        49,110              501
     Hellas Can Packaging SA                     8,900              165
     Hellenic Bottling Co. SA (Bearer)          45,100            1,669
     Hellenic Sugar Industry SA                 52,090              326
     Heracles General Cement SA                  9,600              178
     Inform P. Lykos SA                         14,200              104
-    Intracom SA                                24,640            1,123
     Klonatex ICST & TSA SA                      1,900               37
     Klonatex ICST & TSA SA Pfd.                 7,800               91
     Michaniki SA                               29,000              220
-    National Bank of Greece SA                 17,160            2,101
     Papastratos Cigarettes SA                   2,550               48
     Parnassos Enterprises ABE SA               65,900              146
-    Petzetakis SA                              64,450              328
     Titan Cement Co. SA                        16,900              834
                                                       -----------------
                                                                 13,900
                                                       -----------------
HONG KONG (14.2%)
     Bank of East Asia Ltd.                    786,781            3,280
     Cathay Pacific Airways Ltd.             1,483,000            3,072
     Cheung Kong Holdings Ltd.               1,279,000           12,629
     China Light and Power Co., Ltd.         1,437,000            8,143
     Chinese Estates Holdings                   72,000               68
     Dickson Concepts
        International Ltd.                     252,000              917
     Elec & Eltek International
        Holdings Ltd.                          960,000              282
     Giordano International Ltd.               958,000              655
     Hang Lung Development
        Co., Ltd.                              716,000            1,312
     Hang Seng Bank Ltd.                     1,081,600           15,427
     Hong Kong & China Gas
        Co., Ltd.                            1,494,312            2,990
     Hong Kong Aircraft &
     Engineering Co., Ltd.                      92,400              336
        Hong Kong
     Telecommunications Ltd.                 6,549,400           15,640
        Hong Kong and
        Shanghai Hotels Ltd.                   895,500            1,428
     Hopewell Holdings Ltd.                  2,767,000            1,750
     Hutchison Whampoa Ltd.                  2,143,000           18,533
     Hysan Development Co., Ltd.               642,000            1,894
     Johnson Electric Holdings Ltd.             97,500              291
     Kumagai Gumi Hong Kong Ltd.               199,000              207
     Miramar Hotel &
        Investment Ltd.                        230,000              423
     New World Development
        Co., Ltd.                            1,086,000            6,476
     Oriental Press Group Ltd.                 640,000              262
     Peregrine Investment
        Holdings Ltd.                          167,000              344
     South China Morning Post Ltd.              50,000               49
     Sun Hung Kai Properties Ltd.            1,321,000           15,900
     Swire Pacific Ltd. A Shares               909,500            8,188
     Tai Cheung Holdings Ltd.                  100,000               79
     Television Broadcasts Ltd.                229,000            1,029
     Varitronix International Ltd.              52,000               88
     Wharf Holdings Ltd.                     1,333,000            5,781
     Wing Lung Bank Ltd.                       173,208            1,105
                                                       -----------------
                                                                128,578
                                                       -----------------
INDONESIA (6.2%)
     PT Apac Centertex Corp.
        (Foreign)                              336,000              111
     PT Asahimas Flat Glass
        (Foreign)                              292,000              159
-    PT Astra International (Foreign)          296,500            1,219
     PT Bank Bali (Foreign)                     58,725              157
     PT Bank Dagang Nasional
        Indonesia (Foreign)                  4,522,374            3,208
-    PT Bank Dagang Nasional
        Indonesia Warrants
        Exp. 2/4/00                            251,812              161
     PT Bank Internasional
        Indonesia
         (Foreign)                           3,405,715            2,906
     PT Bank Internasional
        Indonesia
        (Local)                                 53,000               46
     PT Bank Negara Indonesia
        (Foreign)                            3,406,000            2,171
     PT Barito Pacific Timber
        (Foreign)                            1,018,500              869
     PT Bimantara Citra (Foreign)              790,500            1,382
     PT Budi Acid Jaya (Foreign)               517,500              633
     PT Citra Marga Nusaphala
        Persada (Foreign)                    1,336,500              783
-    PT Citra Marga Nusaphala
        Persada Rights Exp. 8/6/97             677,500              258
     PT Darya Varia Laboratoria
        (Foreign)                               78,000               94
-    PT Daya Guna Samudera
        (Foreign)                              192,500              346
     PT Duta Anggada Realty
        (Foreign)                              650,832              629
     PT Duta Anggada Realty (Local)             45,500               44
-    PT Fisk Aragung Perkasa
        (Foreign)                              727,000            1,174
     PT Gadjah Tunggal (Foreign)             2,313,500            1,142
-    PT Great River International
        (Foreign)                              647,000              406
     PT Gudang Garam (Foreign)                 788,000            3,306
     PT Gudang Garam (Local)                     9,500               40
     PT Indah Kiat Pulp & Paper
        Corp. (Foreign)                      1,568,192              919
     PT Indah Kiat Pulp & Paper
        Corp. (Local)                           54,500               32
-    PT Indah Kiat Pulp & Paper
        Corp. Rights Exp. 8/8/97             1,411,372              247
     PT Indofood Sukses Makmur
        (Foreign)                            1,271,500            2,928
     PT Indofood Sukses Makmur
        (Local)                                605,000            1,393
-    PT Jakarta Internasional Hotels
        & Development (Foreign)              1,353,000            1,544
-    PT Japfa Comfeed Indonesia
        (Foreign)                              605,500              405
     PT Kabelmetal Indonesia
        (Foreign)                              167,000               77

------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
                                                 SHARES            (000)
------------------------------------------------------------------------
     PT Kalbe Farma (Foreign)                  501,500    $         670
     PT Lippo Bank (Foreign)                 1,055,250            1,085
-    PT London Sumatra Indonesia
        (Foreign)                              109,000              309
     PT Matahari Putra Prima
        (Foreign)                              711,000            1,433
     PT Mayora Indah (Foreign)               1,580,440              894
     PT Medco Energi Corp. (Local)              60,500              111
     PT Modern Photo Film Co.
        (Foreign)                               87,500              310
     PT Mulia Industrindo (Foreign)          1,867,520              979
     PT Pakuwon Jati (Foreign)                 847,500              444
     PT Pakuwon Jati (Local)                   439,000              230
     PT Polysindo Eka Perkasa
        (Foreign)                            3,559,000            1,976
     PT Semen Gresik (Foreign)                 385,500              864
-    PT Sierad Produca (Foreign)               322,500              106
     PT Sinar Mas Agro Resources
        Agricultural Production and
        Technology Corp. (Foreign)             405,000              367
     PT Supreme Cable
     Manufacturing Corp. (Foreign)             145,500              201
     PT Tambang Timah (Foreign)                310,500              482
     PT Telekomunikasi Indonesia
        (Foreign)                            8,811,000           14,404
-    PT Telekomunikasi Indonesia
        (Local)                                 68,000              111
     PT Trias Sentosa (Foreign)              1,097,000              553
     PT Unilever Indonesia (Foreign)            95,000            1,680
                                                       -----------------
                                                                 55,998
                                                       -----------------
ISRAEL (2.3%)
     Ackerstein Industries Ltd.                224,957              288
-    Africa-Israel Investments Ltd.              2,570              196
     Agis Industries Ltd.                        5,250               55
     American Israeli Paper Mills Ltd.           3,562              156
     Azorim Investment Development
        & Construction Ltd.                     18,151              205
     Bank Hapoalim Ltd.                      1,403,954            2,922
     Bezeq Israeli
     Telecommunication Corp., Ltd.             200,649              507
     CLAL Insurance Enterprise
        Holdings Ltd.                            9,365               91
     Cvalim-The Electric Wire and
        Cable Co. of Israel Ltd.                73,099              302
     Dead Sea Periclase Ltd.                    31,547              143
     Delek Israel Fuel Corp., Ltd.               8,294              258
     ECI Telecom Ltd.                           80,400            2,392
     Elco Holdings Ltd.                          1,411               13
     First International Bank of
        Israel Ltd. - ILS 1 Par                  6,003              869
     First International Bank of
        Israel Ltd. - ILS 5 Par                  1,387            1,069
-    IIS Intelligent Information
        Systems Ltd.                            52,300               75
     IDB Holding Corp., Ltd.                    26,190              576
     Industrial Buildings Corp.                717,693            1,266
-    The Israel Corp., Ltd.                      4,136              234
-    The Israel Land
        Development Co., Ltd.                   41,800              187
     Jerusalem Economic Corp., Ltd.            123,500              608
     Koor Industries Ltd.                       11,751            1,040
-    Malibu Israel Ltd.                         15,376              288
     Maman Cargo Terminals &
        Handling Ltd.                           70,434              142
-    Meir Ezra & Son Co.                        18,556              119
     Mul-T-Lock Ltd.                            25,386               73
-    Ormat Industries Ltd.                     133,074              197
     Osem Investment Ltd.                      137,705              730
-    Packer Plada Ltd.                           1,227               31
-    Polgat Ltd.                                17,247               47
     Property & Building Corp. Ltd.             12,614            1,021
     Scitex Corp., Ltd.                         71,100              618
     Super Sol Ltd.                            265,768              853
-    Tempo Beer Industries Ltd.                 28,127              129
     Teva Pharmaceutical
        Industries Ltd.                         45,209            2,917
                                                       -----------------
                                                                 20,617
                                                       -----------------
MALAYSIA (13.1%)
     AMMB Holdings Bhd.                        433,600            2,697
     Aluminum Co. of Malaysia Bhd.             153,000              205
     Amsteel Corp., Bhd.                     1,647,600            1,260
     Antah Holdings Bhd.                       244,000              313
     Aokam Perdana Bhd.                        241,000              268
     Berjaya Group Bhd.                        605,000              743
     Commerce Asset Holdings Bhd.              626,000            1,649
-    Commerce Asset Holdings Bhd.
        Rights Exp. 7/23/97                    125,200                7
     Edaran Otomobil Nasional Bhd.             234,000            1,993
     Ekran Bhd.                                155,000              303
-    Ekran Bhd. Rights for Warrants
        Exp. 7/1/97                             38,750                3
     Golden Hope Plantations Bhd.            1,150,000            1,977
     Golden Plus Holdings Bhd.                 112,000              203
     Guinness Anchor Bhd.                      153,000              339
     Highlands & Lowlands Bhd.                 328,000              502
     Hong Leong Industries Bhd.                321,200            1,018
     Hong Leong Properties Bhd.                999,000            1,136
     Hume Industries Malaysia Bhd.             203,000              933
     IOI Corp., Bhd.                           819,000              935
-    Idris Hydraulic Malaysia Bhd.             214,000              238
     Jaya Tiasa Holdings Bhd.                   81,000              408
     Johan Holdings Bhd.                       186,000              152
     Kedah Cement Holdings Bhd.                245,000              382
     Kelanamas Industries Bhd.                 126,000              211
     Kemayan Corp., Bhd.                       222,000              259
     Kuala Lumpur Kepong Bhd.                  375,000              929
     Land & General Bhd.                       652,500              750
     Landmarks Bhd.                            627,000              735
     Leader Universal Holdings Bhd.            589,000            1,059
     MBF Capital Bhd.                          214,000              393
     Magnum Corp., Bhd.                      1,634,500            2,461
     Malayan Banking Bhd.                    1,075,000           11,287
     Malayan Cement Bhd.                       292,500              489
     Malayawata Steel Bhd.                     172,000              266
     Malaysia International Shipping
        Corp., Bhd. (Foreign)                  914,000            2,372
     Malaysia International Shipping
        Corp., Bhd. (Local)                     63,000              170
     Malaysia Mining Corp., Bhd.             1,050,800            1,149
     Malaysian Airline System Bhd.             712,000            1,777
     Malaysian Mosaics Bhd.                     82,000              111
     Malaysian Pacific
        Industries Bhd.                         99,000              431


------------------------------------------------------------------------
                                                                  MARKET
EMERGING                                                          VALUE*
MARKETS PORTFOLIO                                SHARES            (000)
------------------------------------------------------------------------
     Malaysian Resources
        Corp., Bhd.                            614,000    $       1,691
     Metroplex Bhd.                          1,037,000            1,076
     Mulpha International Bhd.                 415,000              334
-    Mulpha International Bhd.
        Rights Exp. 7/18/97                    103,750               18
     Multi-Purpose Holdings Bhd.               451,000              633
     Nestle Malaysia Bhd.                      281,000            2,104
     New Straits Times Press Bhd.              143,000              839
     Oriental Holdings Bhd.                    218,600            1,646
     Palmco Holdings Bhd.                      297,000              353
     Pan Malaysia Cement Works Bhd.             77,000               92
     Perlis Plantations Bhd.                   216,250              634
     Perusahaan Otomobil Nasional
        Bhd.                                   585,000            2,735
     Petaling Garden Bhd.                      426,000              631
     Pilecon Engineering Bhd.                  192,000              278
-    Promet Bhd.                               386,000              324
     Public Bank Bhd. (Foreign)                321,333              502
     RHB Capital Bhd.                          839,000            2,659
     RJ Reynolds Bhd.                          388,000              968
     Rashid Hussain Bhd.                       394,000            2,498
     Resorts World Bhd.                      1,144,000            3,445
     Rothmans of Pall Mall
        Malaysia Bhd.                          303,000            2,977
     Selangor Properties Bhd.                  628,000              602
     Shell Refining Co. Malaysia Bhd.          377,000            1,195
     Sime Darby Bhd.                         2,294,000            7,635
     Sungei Way Holdings Bhd.                  499,400              942
     TA Enterprise Bhd.                        583,000              621
     Tan Chong Motor Holdings Bhd.             612,000            1,154
-    Technology Resources
        Industries Bhd.                        862,000            1,482
     Telekom Malaysia Bhd.                   2,460,000           11,501
     Tenaga Nasional Bhd.                    2,970,000           14,473
     Time Engineering Bhd.                     554,000              839
     UMW Holdings Malaysia Bhd.                253,000            1,193
     United Engineers Malaysia Bhd.            789,000            5,689
     YTL Corp., Bhd.                           609,500            1,884
                                                       -----------------
                                                                118,160
                                                       -----------------
MEXICO (9.1%)
     Alfa SA de CV Series A                    615,992            4,208
     Apasco SA de CV                           295,634            2,120
     Cemex SA de CV (CPO)                      268,000            1,165
     Cemex SA de CV Series A                   642,684            2,778
     Cemex SA de CV Series B                   452,425            2,207
     Cifra SA de CV Series B                 2,445,600            4,561
     Cifra SA de CV Series C                   928,000            1,485
-    Consorcio G Grupo Dina SA                 481,000              372
     Controladora Comercial
        Mexicana SA de CV (Units)              134,000              125
     Cydsa SA Series A                          86,000              231
     Desc SA de CV Series B                    330,907            2,419
     Desc SA de CV Series C                      3,309               24
     El Puerto de Liverpool SA de
        CV Series 1                          1,243,950            1,586
     El Puerto de Liverpool SA de
        CV Series C1                           132,697              154
-    Empaques Ponderosa SA
        Series B                               390,000              319
     Empresas ICA Sociedad
     Controladora SA de CV                      96,100            1,538
-    Empresas la Moderna SA de
        CV Series A                            495,700            2,639
     Fomento Economico Mexicano
        SA de CV Series B                      250,950            1,494
     Grupo Carso SA de CV Series A1             32,000              223
     Grupo Continental SA Series CP            332,000              912
-    Grupo Financiero Banamex
        Accival SA de CV Series B              829,900            2,134
-    Grupo Financiero Banamex
        Accival SA de CV Series L              382,810              907
-    Grupo Financiero Bancomer SA
        de CV Series B                       3,515,950            1,693
-    Grupo Financiero Probursa SA
        de CV Series B                       2,212,045              560
-    Grupo Financiero Serfin SA
        de CV Series B                       1,427,000              457
-    Grupo Financiero Serfin SA
        de CV Series L                         516,000              523
     Grupo Herdez SA Series B                  424,000              219
     Grupo Industrial Herdez Bimbo
        SA de CV Series A                      344,882            2,473
     Grupo Industrial Maseca SA
        de CV Series B                         901,000              986
-    Grupo Mexicano Desarrollo SA
        Series L                                22,000               38
     Grupo Mexico SA Series B                  650,513            2,451
     Grupo Modelo SA de CV
        Series C                               804,700            5,588
-    Grupo Simec SA de CV
        Series B                               977,000              177
-    Grupo Situr SA de CV Series B           5,203,000              236
-    Grupo Televisa SA (CPO)                   302,800            4,614
     Industrias Penoles SA
        Series CP                              247,599            1,183
     Kimberly Clark de Mexico SA
        de CV Series A                       1,395,045            5,626
     Telefonos de Mexico SA
        Series A                             1,694,000            4,056
     Telefonos de Mexico SA
        Series L                             6,191,050           14,809
     Transportacion Maritima
        Mexicana SA de CV Series L              42,000              258
-    Tubos de Acero de Mexico SA                86,400            1,588
-    Vitro SA                                  356,640            1,326
                                                       -----------------
                                                                 82,462
                                                       -----------------
PHILIPPINES (2.9%)
     Ayala Land, Inc. Class B                2,887,166            2,654
     C&P Homes, Inc.                           144,078               54
-    DMCI Holdings, Inc.                     1,087,800              359
-    Filinvest Land, Inc.                    4,005,000            1,002
     Guoco Holdings
        Philippines, Inc.                    3,781,800              445
-    International Container
        Terminal Services, Inc.              1,416,237              725
     Ionics Circuit, Inc.                      968,150              532
-    Kepphil Shipyard Inc.                      44,000                2
     Manila Electric Co. Class B               267,308            1,318
-    Manila Mining Corp. Class B           693,205,940              342


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
                                                 SHARES            (000)
------------------------------------------------------------------------
     Metro Pacific Corp.                     3,342,200    $         722
     Metropolitan Bank & Trust Co.             179,777            3,817
-    Mondragon International
        Philippines, Inc.                    1,461,400              515
     Petron Corp.                            9,476,654            2,407
-    Philex Mining Corp. Class B             2,136,450              178
     Philippine Long Distance
        Telephone Co.                           92,220            2,989
     Philippine Long Distance
        Telephone Co. GDR 5.75%
        Cvt. Pfd.                               13,880              512
-    Philippine National Bank Corp.            152,785            1,037
-    Robinson's Land Co. Class B               410,200               53
     SM Prime Holdings, Inc.                10,852,880            3,209
     San Miguel Corp. Class B                  451,187            1,189
-    Security Bank Corp.                       305,335              365
-    Southeast Asia Cement
        Holdings Inc.                       12,965,000              629
-    Union Bank of the Philippines
        Corp.                                  681,200              639
     Universal Robina Corp.                  2,370,400              863
                                                       -----------------
                                                                 26,557
                                                       -----------------
PORTUGAL (2.3%)
     BPI-SGPS SA (Registered)                   30,800              600
     Banco Comercial Portugues SA
        (Registered)                            67,200            1,271
     Banco Comercial Portugues SA
        8.00% Cvt. Pfd. Series A                 9,200              630
        Banco Espirito Santo e
        Comercial de Lisboa SA
        (Registered)                            96,200            2,183
     Banco Totta e Acores SA
        (Registered)                            45,900              768
     Caima-Companhia de Celulose
        do Caima SA                             11,500              212
     Cimpor-Cimento de Portugal SA              97,128            2,266
     Cin-Corporacao Industrial do
        Norte SA                                 4,000              220
     Corticeira Amorin SA                       32,800              325
     Efacec-Empresa Fabrilde
        Maquinas Electricas SA                  38,500              328
     Electricidade de Portugal SA               10,000              184
     Estabelecimentos Jeronimo
        Martins & Fiho Sociedade
        Gestora de Participacoes
        Sociais SA                               5,700              399
     Inapa-Investimentos
        Participacoes e Gestao SA                7,700              252
-    Lusotur-Sociedade Financeira
        de Turismo SA                           20,500              329
     Mundicenter-Sociedade
        Imobiliaria SA                          10,800              123
-    Mundicenter-Sociedade
        Imobiliaria SA (Ranked for
        Dividend Shares)                           565                6
     Portucel Industrial-Empresa
        Productora de Cellulosa SA             106,400              790
     Portugal Telecom SA
        (Registered)                           181,847            7,344
-    Sociedade Construcoes Soares
        da Costa SA                             66,280              622
     Sonae Investimentos-Sociedade
        Gestora de Participacoes SA             39,700            1,662
-    Tertir Terminais de Portugal SA            33,800              157
     Unicer-Uniao Cervejeira SA                  4,700               79
                                                       -----------------
                                                                 20,750
                                                       -----------------
SINGAPORE (4.9%)
     Chuan Hup Holdings Ltd.                   782,000              563
     City Developments Ltd.                    470,000            4,602
     Comfort Group Ltd.                        206,000              163
-    Creative Technology Ltd.                   13,800              238
     Cycle & Carriage Ltd.                     149,000            1,542
     Development Bank of
        Singapore Ltd. (Foreign)               357,000            4,494
     First Capital Corp., Ltd.                  17,000               44
     Fraser & Neave Ltd.                        93,600              668
     Goldtron Ltd.                             117,000               66
     Hai Sun Hup Group Ltd.                    421,000              303
     Hotel Properties Ltd.                     448,000              762
     IPC Corp., Ltd.                           305,000               99
     Jurong Shipyard Ltd.                      101,000              438
-    Keppel Corp. Ltd.                         296,000            1,315
-    Keppel Corp. Ltd. Class A                  74,000              321
     Lum Chang Holdings Ltd.                   592,000              472
     Metro Holdings Ltd.                        12,000               39
     Natsteel Ltd.                             140,000              357
     Neptune Orient Lines Ltd.                 743,000              665
     Oversea-Chinese Banking
        Corp., Ltd. (Foreign)                  387,800            4,014
     Parkway Holdings Ltd.                     286,000            1,280
     Prima Ltd.                                160,000              544
     Robinson & Co., Ltd.                       68,000              354
     Shangri-La Hotel Ltd.                      80,300              240
     Singapore Airlines Ltd. (Foreign)         500,000            4,476
     Singapore Press Holdings Ltd.
        (Foreign)                              122,400            2,466
     Singapore Technologies
        Industrial Corp.                        17,000               44
     Singapore
        Telecommunications Ltd.              3,464,000            6,396
     Straits Trading Co., Ltd.                 320,000              698
     United Industrial Corp., Ltd.              46,000               35
     United Overseas Bank Ltd.
        (Foreign)                              554,600            5,702
     United Overseas Land Ltd.                 465,000              631
     Van Der Horst Ltd.                         11,000               20
                                                       -----------------
                                                                 44,051
                                                       -----------------
SOUTH AFRICA (11.5%)
     African Oxygen Ltd.                        43,300              142
     Alpha Ltd.                                 20,200              348
     Amalgamated Banks of
        South Africa Ltd.                      628,900            4,513
     Anglo American Industrial
        Corp., Ltd.                             83,000            3,642
     Anglovaal Industries Ltd.                 388,600            1,422
-    Avgold Ltd.                                73,375               72
     Barlow Ltd.                               231,300            2,517
     Beatrix Mines Ltd.                         19,100               87
     De Beers Centenary AG                     366,300           13,528
     Del Monte Royal Foods Ltd.                557,000              289
     Driefontein Consolidated Ltd.             231,200            1,555
     Engen Ltd.                                184,100              919

------------------------------------------------------------------------
                                                                  MARKET
EMERGING                                                          VALUE*
MARKETS PORTFOLIO                                SHARES            (000)
------------------------------------------------------------------------
     Evander Gold Mines Ltd.                    25,800    $         111
     First National Bank Holdings Ltd.         462,200            3,974
-    Foschini Ltd.                             294,545              950
     Free State Consolidated
        Gold Mines Ltd.                         15,700               79
     Imperial Holdings Ltd.                    191,500            2,723
     Investec Bank Ltd.                         69,800            2,793
     Kloof Gold Mining Co., Ltd.               159,000              950
     Liberty Life Assn. of Africa Ltd.         250,023            6,780
-    MIH Holdings Ltd.                         288,400            1,081
     Metropolitan Life Ltd.                    688,700            1,333
     Murray & Roberts Holdings Ltd.            448,400            1,053
     Nampak Ltd.                               577,000            2,506
     Nasionale Pers Beperk Ltd.
        N Shares                                28,000              321
     Nedcor Ltd.                               224,100            4,966
     Palabora Mining Co., Ltd.                  25,100              465
     Pepkor Ltd.                               143,300              837
     Pick'n Pay Stores Ltd.                    186,400              279
     Pick'n Pay Stores Ltd. N Shares           239,600              343
     Premier Group Ltd.                        462,000              672
     Randfontein Estates Gold Mining
        Co., Witwatersrand Ltd.                 45,700               96
     Rembrandt Group Ltd.                      512,700            5,471
     Reunert Ltd.                               64,400              221
     Rustenburg Platinum
        Holdings Ltd.                          148,535            2,718
     Safmarine & Rennies
        Holdings Ltd.                          653,800            1,600
     Samancor Ltd.                             205,300            2,060
     Sappi Ltd.                                193,337            1,748
     Sasol Ltd.                                597,300            7,836
     South African Breweries Ltd.              301,300            9,251
     South African Iron & Steel
        Industrial Corp., Ltd.               2,786,012            1,843
     Sun International
        South Africa Ltd.                    1,339,500              756
     Tiger Oats Ltd.                           158,200            2,790
     Trencor Ltd.                              197,405              827
     Vaal Reefs Exploration &
        Mining Co., Ltd.                        23,850            1,152
     Western Area Gold Mining Co.,
        Ltd.                                   110,600              744
     Western Deep Levels Ltd.                   19,500              470
     Wooltru Ltd.                              176,600            1,005
     Wooltru Ltd. N Shares                     270,100            1,465
                                                       -----------------
                                                                103,303
                                                       -----------------
THAILAND (3.6%)
-    Advance Agro PLC (Foreign)                173,400              388
-    Advance Agro PLC (Local)                   12,000               27
-    Alphatec Electronics PLC (Foreign)         27,000               17
-    Alphatec Electronics PLC (Local)          220,000              138
     Asia Credit PLC (Foreign)                  53,800              137
     Asia Securities Trading PLC
        (Foreign)                              389,200              473
     Asia Securities Trading PLC
        (Local)                                 35,800               44
     Ayudhya Insurance PLC (Foreign)            59,200              446
     Bangkok Bank PLC (Foreign)                 19,800              136
     Bangkok Bank PLC (Local)                   96,400              480
-    Bangkok Expressway PLC
        (Foreign)                              407,800              433
-    Bangkok Expressway PLC (Local)            713,400              757
     Bangkok Insurance PLC (Foreign)             3,900               63
     Bangkok Land PLC (Foreign)                253,100              215
     Bank of Ayudhya PLC (Foreign)             626,250              979
     Banpu PLC (Foreign)                        64,900              947
     Berli Jucker PLC (Local)                   31,000               96
     Big C Supercenter PLC (Local)             151,500               48
     CMIC Finance & Securities PLC
        (Foreign)                              366,000               92
-    Castle Peak Holdings PLC
        (Foreign)                              130,400              644
     Dhana Siam Finance & Securities
        PLC (Foreign)                          130,100               69
     Dusit Thani PLC (Foreign)                  15,000               13
     Electricity Generating PLC
        (Foreign)                              336,500              825
     First City Investment PLC
        (Foreign)                              230,600               68
     Hana Microelectronics Co.
        (Foreign)                               59,900              280
     ICC International PLC (Foreign)            39,200              132
     Industrial Finance Corp. of
        Thailand PLC (Foreign)                 399,946              509
     Industrial Finance Corp. of
        Thailand PLC (Local)                     5,254                6
-    International Broadcasting
        Corp. PLC (Foreign)                    521,200              241
     International Engineering PLC
        (Foreign)                              199,200              146
     International Engineering PLC
        (Local)                                325,600              239
     Italian-Thai Development PLC
        (Foreign)                              114,200              258
     Italian-Thai Development PLC
        (Local)                                 92,600              209
     K.R. Precision PLC (Foreign)                8,000               57
     K.R. Precision PLC (Local)                 76,400              549
-    Krisda Mahanakorn PLC
        (Foreign)                              748,100              118
-    Krisda Mahanakorn PLC (Local)             564,600               89
     Land & House PLC (Foreign)                 39,600               83
     Land & House PLC (Local)                    2,600                4
     Loxley PLC (Foreign)                       23,600               42
     Loxley PLC (Local)                        239,800              426
-    Malee Sampran Factory PLC
        (Foreign)                              286,200               74
-    NTS Steel Group PLC (Foreign)           1,855,900              179
     Nation Multimedia Group PLC
        (Foreign)                              172,700              367
     National Finance & Securities
        PLC (Foreign)                          256,600              161
     National Petrochemical PLC
        (Foreign)                              240,400              246
     Nava Finance & Securities PLC
        (Foreign)                              296,300              114
     PTT Exploration & Production
        PLC (Foreign)                          319,100            4,632
-    Padaeng Industry PLC (Foreign)          1,451,150              414


------------------------------------------------------------------------
                                                                  MARKET
                                                                  VALUE*
                                                 SHARES            (000)
------------------------------------------------------------------------
     Phatra Thanakit PLC (Foreign)             195,100    $         241
     Pizza PLC (Foreign)                        95,000              488
     Pizza PLC (Local)                           9,000               46
     Premier Enterprise PLC (Foreign)          423,900              213
     Regional Container Lines PLC
        (Foreign)                               48,800              290
     Robinson Department Store PLC
        (Foreign)                              229,800               82
     Robinson Department Store PLC
        (Local)                                 75,000               27
     Saha Patana Inter-Holding PLC
        (Foreign)                              203,400              495
     Saha-Union PLC (Foreign)                  686,600              504
     Saha-Union PLC (Local)                     75,000               47
-    Sahaviriya Steel Industries PLC
        (Foreign)                              163,300               28
-    Sahaviriya Steel Industries PLC
        (Local)                                 79,500               14
     Sanyo Universal Electric PLC
        (Foreign)                               38,900               34
     Shinawatra Computer &
        Communications PLC (Foreign)           178,300            1,232
     Shinawatra Computer &
        Communications PLC (Local)              37,400              258
     Siam Cement PLC (Foreign)                  96,281            1,665
     Siam Cement PLC (Local)                    34,819              519
     Siam City Cement PLC (Foreign)            182,480              740
     Siam City Cement PLC (Local)               39,800              161
     Siam Commercial Bank PLC
        (Foreign)                               12,400               51
     Srithai Superware PLC (Foreign)            49,600              112
-    Sun Tech Group PLC (Foreign)              549,900              160
     Tanayong PLC (Foreign)                    674,845              286
-    TelecomAsia PLC (Foreign)               1,718,700            2,073
-    TelecomAsia PLC (Local)                   711,600              858
-    Thai Engine Manufacturing
        PLC (Local)                              7,600               49
     Thai Farmers Bank PLC (Foreign)            10,900               46
     Thai Petrochemical Industry
        PLC (Foreign)                        1,016,800              618
     Thai Petrochemical Industry
        PLC (Local)                          1,322,000              804
     Thairung Union Car PLC
        (Foreign)                               13,200               48
     Thairung Union Car PLC (Local)            127,100              459
     Tipco Asphalt PLC (Foreign)               184,200              960
-    Tuntex (Thailand) PLC (Foreign)            62,700               45
-    Tuntex (Thailand) PLC (Local)             137,000               98
-    Unicord PLC (Foreign)                     105,600                2
     Union Asia Finance PLC
        (Foreign)                               92,800               41
     United Communication Industry
        PLC (Foreign)                          276,300            1,141
-    Univest Land PLC (Foreign)              2,264,200              131
     Wattachak PLC (Foreign)                 1,339,600              217
                                                       -----------------
                                                                 32,393
                                                       -----------------
TURKEY (1.9%)
     Adana Cimento Sanayii AS
        A Shares                             3,183,834              295
     Adana Cimento Sanayii AS
        C Shares                             6,938,230               74
     Akal Tekstil Sanayii AS                 1,750,875               88
     Altinyildiz Mensucat Ve
     Konfeksiyon Fabrikalari AS              1,472,000              181
        Arcelik AS                           6,070,974              818
     Bagfas Bandirma Gubre
        Fabrikalari AS                       2,161,000              517
     Brisa Bridgestone Sabanci
        Lastik Sanayi Ve Ticaretas           1,052,000              354
     Cukurova Elektrik AS                      481,000              858
     Doktas Dokumculuk Sanayi Ve
        Ticaret AS                             911,600              117
-    Eczacibasi Ilac Sanayi Ve
        Ticaret AS                           3,826,600              204
     Ege Biracilik Ve Malt
        Sanayii AS                           1,792,657              417
     Ege Seramik Sanayi de
        Ticaret AS                           2,166,000               66
     Eregli Demir Ve Celik
        Fabrikalari AS                       5,715,250              953
     Goodyear Lastikleri TAS                   502,000              183
-    Ihlas Holding AS                        3,198,115              307
     Kartonsan Karton Sanayi Ve
        Ticaret AS                           1,768,750              128
     Kav Orman Sanayii AS                    3,555,000              115
     Konya Cimento Sanayii AS                  720,000               45
-    Konya Cimento Sanayii AS
        Rights Exp. 7/1/97                     720,000               18
     Migros Turk AS                            895,825              634
-    Netas-Northern Elektrik
        Telekomunikasyon AS                  1,226,000              338
     Otosan Otomobil Sanayii AS              2,086,500            1,110
     Raks Elektronik Sanayi Ve
        Ticaret AS                             467,000               93
     Sabah Yayincilik AS                    20,607,000              184
     Sarkuysan Elektrolitik Bakir
        Sanayi De Vicaret AS                 1,494,000              166
-    Sifas Sentetik Iplik
        Fabrikalari AS                       1,014,000               22
-    Sifas Sentetik Iplik Fabrikalari AS
        Rights Exp. 7/1/97                   1,014,000                8
     Tat Konserve                            7,386,000              547
     Tofas-Turk Otomobil Fabrikasi
        AS                                  23,883,075            1,158
     Trakya Cam Sanayii AS                  12,943,036              567
     Turcas Petroculuk AS                    2,211,774               56
     Turkiye Garanti Bankasi AS             18,585,065              701
     Turkiye Is Bankasi AS B Shares             64,000              271
     Turkiye Is Bankasi AS C Shares          9,768,900            3,817
     Usas Ucak Servisi AS                      200,500              473
     Vestel Elektronik Sanayi Ve
        Ticaret AS                           3,343,781              187
     Yapi ve Kredi Bankasi AS               26,940,860              617
-    Yapi ve Kredi Bankasi AS
        Receipt New Shares                  19,666,827              450
                                                       -----------------
                                                                 17,137
                                                       -----------------
------------------------------------------------------------------------
TOTAL COMMON STOCKS
     (COST $742,299)                                            855,910
------------------------------------------------------------------------


------------------------------------------------------------------------
                                                                  MARKET
EMERGING                                                          VALUE*
MARKETS PORTFOLIO                                SHARES            (000)
------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (5.2%)
------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97
     (COST $46,489)                            $46,489        $  46,489
------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
     (COST $788,788)                                            902,399
------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES
------------------------------------------------------------------------
  Other Assets--Note B                                           11,356
  Liabilities                                                   (11,044)
                                                       -----------------
                                                                    312
------------------------------------------------------------------------
 NET ASSETS (100%)
------------------------------------------------------------------------
  Applicable to 65,581,546 outstanding
     $.001 par value shares
     (authorized 500,000,000 shares)                           $902,711
========================================================================

NET ASSET VALUE PER SHARE                                        $13.76
========================================================================

*See Note A in Notes to Financial Statements.
-Non-Income Producing Security.
ILS--Israeli Shekel.

------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------
 Paid in Capital                              $794,480           $12.11
 Undistributed Net
     Investment Income--Note F                   7,658              .12
 Accumulated Net
     Realized Losses--Note F                   (13,021)            (.20)
 Unrealized Appreciation
     (Depreciation)--Note E
     Investment Securities                     113,611             1.73
     Foreign Currencies                            (17)              --

------------------------------------------------------------------------
NET ASSETS                                    $902,711           $13.76
========================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
                                                                                                VALUE*
TOTAL INTERNATIONAL PORTFOLIO                                                  SHARES            (000)
------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
------------------------------------------------------------------------------------------------------
 Vanguard International Equity Index Fund-European Portfolio              20,031,901         $380,807
 Vanguard International Equity Index Fund-Pacific Portfolio               24,658,304          278,885
 Vanguard International Equity Index Fund-Emerging Markets Portfolio       7,785,411          107,127
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
     (COST $687,667)                                                         766,819
------------------------------------------------------------------------------------------------------
                                                                                 FACE
                                                                               AMOUNT
                                                                                (000)
------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government Obligations in a Pooled Cash Account
     5.93%, 7/1/97
     (COST $1,614)                                                            $1,614            1,614
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
     (COST $689,281)                                                         768,433
------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
------------------------------------------------------------------------------------------------------
 Other Assets                                                                                   3,846
 Liabilities                                                                                   (5,279)
                                                                                          ------------
                                                                                               (1,433)
------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------
 Applicable to 67,674,226 shares of beneficial interest
     (unlimited authorization--no par value)                                                 $767,000
======================================================================================================

NET ASSET VALUE PER SHARE                                                                      $11.33
======================================================================================================

 *See Note A in Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------
                                                                               AMOUNT              PER
                                                                                (000)            SHARE
------------------------------------------------------------------------------------------------------
Paid in Capital                                                             $687,423           $10.15
Overdistributed Net Investment Income                                           (112)              --
Accumulated Net Realized Gains                                                   537              .01
Unrealized Appreciation--Note E                                               79,152             1.17
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $767,000           $11.33
======================================================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each Portfolio during the reporting period, and details the operating expenses charged to the Portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. The Total International Portfolio's Income Distributions Received from the other Portfolios' net income have been reduced by its share of the other Portfolios' expenses.

    This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period-- these amounts include the effect of foreign currency movements on the value of a Portfolio's securities. Currency gains (losses) on the translation of other assets and liabilities, combined with the results of any investments in forward currency contracts during the period, are shown separately. If a Portfolio invested in futures contracts during the period, the results of these investments are also shown separately. The Total International Portfolio's Capital Gain Distributions Received from the other Portfolios' realized net gains are shown separately from the Net Gain (Loss) realized on the sale of investments in the other Portfolios.

----------------------------------------------------------------------------------------------------
                                                                                           EMERGING
                                                               EUROPEAN     PACIFIC         MARKETS
                                                              PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                            ----------------------------------------
                                                                    SIX MONTHS ENDED JUNE 30, 1997
                                                            ----------------------------------------
                                                                  (000)        (000)          (000)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends*                                                 $  28,791     $  6,324       $  9,975
   Interest                                                       1,470          649          1,122
                                                            ----------------------------------------
      Total Income                                               30,261        6,973         11,097
                                                            ----------------------------------------
EXPENSES
   The Vanguard Group--Note B
      Investment Advisory Services                                   12           12             12
      Management and Administrative                               2,003        1,180          1,063
      Marketing and Distribution                                    226          161            116
   Taxes (other than income taxes)                                   66           36             64
   Custodian Fees                                                   404          254            966
   Auditing Fees                                                      5            4              4
   Shareholders' Reports                                             25           20             16
   Annual Meeting and Proxy Costs                                     1            1              1
   Directors' Fees and Expenses                                       2            1              1
                                                            ----------------------------------------
      Total Expenses                                              2,744        1,669          2,243
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            27,517        5,304          8,854
----------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities Sold                                     1,865       (4,437)       (12,222)
   Futures Contracts                                              6,298          218             --
   Foreign Currencies and Forward Currency Contracts             (2,049)        (178)           (78)
REALIZED NET GAIN (LOSS)                                          6,114       (4,397)       (12,300)
----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                                        225,120       79,162         87,171
   Futures Contracts                                                163          548             --
   Foreign Currencies and Forward Currency Contracts               (350)          97            (17)
----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                224,933       79,807         87,154
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                      $258,564      $80,714        $83,708
====================================================================================================

*Dividends are net of foreign withholding taxes of $4,092,000, $784,000, and $982,000, respectively.

--------------------------------------------------------------------------------------
                                                                   TOTAL INTERNATIONAL
                                                                             PORTFOLIO
                                                                  --------------------
                                                                      SIX MONTHS ENDED
                                                                         JUNE 30, 1997
                                                                  --------------------
                                                                                 (000)
--------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Income Distributions Received                                                   --
   Interest                                                               $        44
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note C                                                      44
--------------------------------------------------------------------------------------
REALIZED NET GAIN
   Capital Gain Distributions Received                                            546
   Investment Securities Sold                                                      --
--------------------------------------------------------------------------------------
REALIZED NET GAIN                                                                 546
--------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT SECURITIES                     80,545
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $81,135
======================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the Portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

----------------------------------------------------------------------------------------------------------------------
                                                                      EUROPEAN                        PACIFIC
                                                                     PORTFOLIO                       PORTFOLIO
                                                      -------------------------------   ------------------------------
                                                          SIX MONTHS            YEAR        SIX MONTHS           YEAR
                                                               ENDED           ENDED             ENDED          ENDED
                                                       JUN. 30, 1997   DEC. 31, 1996     JUN. 30, 1997  DEC. 31, 1996
                                                               (000)           (000)             (000)          (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                 $     27,517    $     31,390    $       5,304     $    8,602
   Realized Net Gain (Loss)                                     6,114           9,085           (4,397)        (1,625)
   Change in Unrealized Appreciation (Depreciation)           224,933         213,795           79,807        (94,228)
                                                      ----------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                            258,564         254,270           80,714        (87,251)
                                                      ----------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                           --         (33,504)              --         (8,273)
   Realized Capital Gain                                       (3,114)         (5,470)              --             --
                                                      ----------------------------------------------------------------
      Total Distributions                                      (3,114)        (38,974)              --         (8,273)
                                                      ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                     482,304         511,774          262,262        474,705
   Issued in Lieu of Cash Distributions                         2,922          34,983               --          7,164
   Redeemed                                                  (253,611)       (184,595)        (200,896)      (239,553)
                                                      ----------------------------------------------------------------
      Net Increase from Capital
         Share Transactions                                   231,615         362,162           61,366        242,316
----------------------------------------------------------------------------------------------------------------------
   Total Increase                                             487,065         577,458          142,080        146,792
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                      1,594,734       1,017,276          977,506        830,714
                                                      ----------------------------------------------------------------
   End of Period                                           $2,081,799      $1,594,734       $1,119,586       $977,506
=======================================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                      28,050          33,822           26,498         41,039
   Issued in Lieu of Cash Distributions                           173           2,156               --            684
   Redeemed                                                   (14,949)        (12,290)         (20,580)       (20,943)
                                                      ----------------------------------------------------------------
      Net Increase in Shares Outstanding                       13,274          23,688            5,918         20,780
=======================================================================================================================

----------------------------------------------------------------------------------------------------------------------
                                                                  EMERGING MARKETS              TOTAL INTERNATIONAL
                                                                     PORTFOLIO                       PORTFOLIO
                                                      -------------------------------   ------------------------------
                                                          SIX MONTHS            YEAR        SIX MONTHS
                                                               ENDED           ENDED             ENDED    APR. 29* TO
                                                       JUN. 30, 1997   DEC. 31, 1996     JUN. 30, 1997  DEC. 31, 1996
                                                               (000)           (000)             (000)          (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                   $    8,854      $    8,064    $          44     $    4,158
   Realized Net Gain (Loss)                                   (12,300)            349              546            396
   Change in Unrealized Appreciation (Depreciation)            87,154          35,034           80,545         (1,393)
                                                      ----------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                             83,708          43,447           81,135          3,161
DISTRIBUTIONS
   Net Investment Income                                           --          (8,487)              --         (4,314)
   Realized Capital Gain                                           --              --               --           (405)
                                                      ----------------------------------------------------------------
      Total Distributions                                         --           (8,487)              --         (4,719)
                                                      ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                     279,611         406,671          445,290        293,013
   Issued in Lieu of Cash Distributions                            --           7,541              --           4,311
   Redeemed                                                   (97,729)        (46,342)         (39,783)       (15,515)
                                                      ----------------------------------------------------------------
      Net Increase from Capital
         Share Transactions                                   181,882         367,870          405,507        281,809
----------------------------------------------------------------------------------------------------------------------
   Total Increase                                             265,590         402,830          486,642        280,251
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period--Note C                                637,121         234,291          280,358            107
                                                      ----------------------------------------------------------------
   End of Period                                             $902,711        $637,121         $767,000       $280,358
=======================================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                      21,173          33,380           43,915         28,748
   Issued in Lieu of Cash Distributions                            --             619              --             429
   Redeemed                                                    (7,475)         (3,916)          (3,894)        (1,534)
                                                      ----------------------------------------------------------------
      Net Increase in Shares Outstanding                       13,698          30,083           40,021         27,643
=======================================================================================================================

*Commencement of operations.

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis; investment results for the Total International Portfolio include both income and capital gain distributions received from the other Portfolios. The table also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains.

    The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year. Finally, the table lists the Portfolio's Average Commission Rate Paid, a disclosure required by the SEC beginning in 1996. This rate is calculated by dividing total commissions paid on portfolio securities by the total number of shares purchased and sold on which commissions were charged. The Total International Portfolio does not report an Average Commission Rate Paid because it pays no commissions on transactions in shares of the other Portfolios.

-------------------------------------------------------------------------------------------------------------------------
                                                                                EUROPEAN PORTFOLIO
                                                                             YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED   ---------------------------------------------------------------
THROUGHOUT EACH PERIOD                    JUNE 30, 1997      1996          1995       1994           1993           1992
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $16.57    $14.02        $11.76     $11.88        $  9.33          $9.92
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                           .25        .34           .32        .28            .17            .25
   Net Realized and Unrealized Gain (Loss)
      on Investments                              2.22       2.63          2.30       (.06)          2.55           (.58)
                                                -------------------------------------------------------------------------
      Total from Investment Operations            2.47       2.97          2.62        .22           2.72           (.33)
                                                -------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income             --       (.36)         (.32)      (.28)          (.17)          (.26)
   Distributions from Realized Capital Gains      (.03)      (.06)         (.04)      (.06)            --             --
                                                -------------------------------------------------------------------------
      Total Distributions                         (.03)      (.42)         (.36)      (.34)          (.17)          (.26)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $19.01     $16.57        $14.02     $11.76         $11.88          $9.33
=========================================================================================================================

TOTAL RETURN*                                   14.93%     21.26%        22.28%      1.88%         29.13%         -3.32%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)         $2,082     $1,595        $1,017       $715           $601           $256
   Ratio of Total Expenses to
      Average Net Assets                       0.30%**      0.35%         0.35%      0.32%          0.32%          0.32%
   Ratio of Net Investment Income to
      Average Net Assets                       3.05%**      2.45%         2.66%      2.41%          2.05%          3.05%
   Portfolio Turnover Rate                        2%**         4%            2%         6%             4%             1%
   Average Commission Rate Paid                 $.0410     $.0395           N/A        N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------

  *Total return figures do not reflect the 1% transaction fee on purchases or the annual account maintenance fee of $10.
 **Annualized.

-------------------------------------------------------------------------------------------------------------------------
                                                                                 PACIFIC PORTFOLIO
                                                                             YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                SIX MONTHS ENDED   ---------------------------------------------------------------
THROUGHOUT EACH PERIOD                    JUNE 30, 1997      1996          1995       1994           1993           1992
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.51    $11.50        $11.31     $10.13        $  7.56          $9.42
INVESTMENT OPERATIONS
   Net Investment Income                           .05        .10           .10        .08            .06            .05
   Net Realized and Unrealized Gain (Loss)
      on Investments                               .75      (1.00)          .21       1.24           2.62          (1.76)
                                                -------------------------------------------------------------------------
      Total from Investment Operations             .80       (.90)          .31       1.32           2.68          (1.71)
                                                -------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income             --       (.09)         (.12)      (.08)          (.06)          (.05)
   Distributions from Realized Capital Gains        --         --            --       (.06)          (.05)          (.10)
                                                -------------------------------------------------------------------------
      Total Distributions                           --       (.09)         (.12)      (.14)          (.11)          (.15)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $11.31     $10.51        $11.50     $11.31         $10.13          $7.56
=========================================================================================================================

TOTAL RETURN*                                    7.61%     -7.82%         2.75%     13.04%         35.46%        -18.17%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)         $1,120       $978          $831       $697           $493           $207
   Ratio of Total Expenses to
      Average Net Assets                       0.34%**      0.35%         0.35%      0.32%          0.32%          0.32%
   Ratio of Net Investment Income to
      Average Net Assets                       1.09%**      0.89%         0.97%      0.71%          0.75%          0.92%
   Portfolio Turnover Rate                        9%**         9%            1%         4%             7%             3%
   Average Commission Rate Paid                 $.0133    $.0156            N/A        N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------

  *Total return figures do not reflect the transaction fee on purchases (0.5% in 1997, 1.0% in 1992 through 1996) or the annual account maintenance fee of $10.
 **Annualized.


-------------------------------------------------------------------------------------------------------------------------
                                                                                   EMERGING MARKETS PORTFOLIO
                                                                                         YEAR ENDED
                                                                                        DECEMBER 31,          MAY 4* TO
                                                               SIX MONTHS ENDED   ---------------------------------------
FOR A SHARE OUTSTANDINGTHROUGHOUT EACH PERIOD                     JUNE 30, 1997       1996           1995  DEC. 31, 1994
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $12.28     $10.75         $10.87         $10.00
INVESTMENT OPERATIONS
   Net Investment Income                                                    .14        .18            .15            .06
   Net Realized and Unrealized Gain (Loss) on Investments                  1.34       1.52           (.09)           .92
                                                                  -------------------------------------------------------
      Total from Investment Operations                                     1.48       1.70            .06            .98
                                                                  -------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                     --        (.17)          (.18)          (.07)
   Distributions from Realized Capital Gains                                --         --             --            (.04)
                                                                  -------------------------------------------------------
      Total Distributions                                                   --        (.17)          (.18)          (.11)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $13.76      $12.28         $10.75         $10.87
=========================================================================================================================

TOTAL RETURN**                                                          12.05%      15.83%          0.56%          9.81%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                                   $903        $637           $234            $83
   Ratio of Total Expenses to Average Net Assets                        0.57%+       0.60%          0.60%         0.60%+
   Ratio of Net Investment Income to Average Net Assets                 2.23%+       1.69%          2.00%         1.32%+
   Portfolio Turnover Rate                                                 8%+          1%             3%             6%
   Average Commission Rate Paid                                         $.0004      $.0004            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------

  *Commencement of operations.
 **Total return figures do not reflect the transaction fee on purchases (1.5% in 1997, 2.0% in 1994 through 1996), the 1% transaction fee on redemptions, or the annual account maintenance fee of $10.
+  Annualized.

----------------------------------------------------------------------------------------------
                                                               TOTAL INTERNATIONAL PORTFOLIO
                                                                  SIX MONTHS
                                                                       ENDED      APR. 29* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 JUN. 30, 1997    DEC. 31, 1996
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.14           $10.26
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Income Distributions Received                                          --             .150
   Capital Gain Distributions Received                                   .01             .015
                                                                 -----------------------------
      Total Distributions Received                                       .01             .165
   Net Realized and Unrealized Gain (Loss) on Investments               1.18            (.110)
                                                                 -----------------------------
      Total from Investment Operations                                  1.19             .055
                                                                 -----------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                   --            (.160)
   Distributions from Realized Capital Gains                              --            (.015)
                                                                 -----------------------------
      Total Distributions                                                 --            (.175)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $11.33           $10.14
==============================================================================================

TOTAL RETURN**                                                        11.74%            0.55%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                                 $767             $280
   Ratio of Expenses to Average Net Assets--Note C                        0%               0%
   Ratio of Net Investment Income to Average Net Assets               0.02%+           1.51%+
   Portfolio Turnover Rate                                               0%+               0%
   Average Commission Rate Paid                                          N/A              N/A
----------------------------------------------------------------------------------------------

 *Commencement of operations.
**Total return figures do not reflect the transaction fee on purchases
  (0.75% in 1997, 1.0% in 1996) or the annual account maintenance fee of $10. +Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard International Equity Index Fund and Vanguard Total International Portfolio are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. Vanguard International Equity Index Fund consists of the European, Pacific, and Emerging Markets Portfolios, each of which seeks to match the performance of a distinct international market index by investing in common stocks. The Total International Portfolio, one of six independent Portfolios of Vanguard STAR Fund, seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Portfolios. The Portfolios' direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Portfolios consistently follow such policies in preparing their financial statements.

    1. SECURITY VALUATION: European, Pacific, and Emerging Markets Portfolios:
Foreign securities listed on an exchange are valued at the latest quoted sales prices on the appropriate exchange as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities not listed on an exchange are valued at the latest quoted bid prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by an independent pricing service. Other temporary cash investments are valued at cost, which approximates market value.

    Total International Portfolio: Investments are valued at the net asset value of each Vanguard Portfolio determined as of the close of the New York Stock Exchange on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of those currencies against U.S. dollars last quoted by major banks as of 5:00 p.m. Geneva time on the valuation date.

    Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

    3. FUTURES AND FORWARD CURRENCY CONTRACTS: The European and Pacific Portfolios use Eurotop and Nikkei 300 Index futures contracts, respectively, to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Portfolios may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The Portfolios may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market.

    The European and Pacific Portfolios enter into forward currency contracts to maintain the same currency exposure as their respective indexes. The Portfolios' risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

    Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

    4. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

    5. REPURCHASE AGREEMENTS: Each Portfolio, along with members of The Vanguard Group, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

    7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes to the European, Pacific, and Emerging Markets Portfolios at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Portfolios under methods approved by the board of directors. At June 30, 1997, the Portfolios had contributed capital aggregating $297,000 to Vanguard (included in Other Assets), representing 1.5% of Vanguard's capitalization. The Portfolios' directors and officers are also directors and officers of Vanguard.

C. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Total International Portfolio. The special service agreement provides that Vanguard will reimburse the Portfolio's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the Portfolio. Accordingly, all expenses incurred by the Portfolio during the six months ended June 30, 1997, were reimbursed by Vanguard. The Portfolio's trustees and officers are also directors and officers of Vanguard.

    The Total International Portfolio's operations prior to April 29, 1996, were limited to the issuance of 10,443 shares to a private account of a trustee and officer of the Portfolio in exchange for shares of the European, Pacific, and Emerging Markets Portfolios.

D. During the six months ended June 30, 1997, purchases and sales of investment securities other than temporary cash investments were:

        ------------------------------------------------------------------
                                                            (000)
                                                  ------------------------
         PORTFOLIO                                PURCHASES         SALES
        ------------------------------------------------------------------
         European                                 $272,522         $19,437
         Pacific                                   113,025          44,373
         Emerging Markets                          206,820          29,022
         Total International                       406,302             449
        ------------------------------------------------------------------

E. At June 30, 1997, net unrealized appreciation of investment securities for federal income tax purposes was:

        -----------------------------------------------------------------------
                                                    (000)
                                  ---------------------------------------------
                                 APPRECIATED     DEPRECIATED    NET UNREALIZED
         PORTFOLIO                SECURITIES      SECURITIES     APPRECIATION
        -----------------------------------------------------------------------
         European                 $670,758      $  (27,177)       $643,581
         Pacific                    201,407       (106,268)         95,139
         Emerging Markets           180,811        (68,061)        112,750
         Total International        79,152               --         79,152
        -----------------------------------------------------------------------

    At June 30, 1997, the aggregate settlement value of open futures contracts expiring in September 1997 and the related unrealized appreciation were:

        --------------------------------------------------------------------------
                                                            (000)
                                      --------------------------------------------
                                                        AGGREGATE
                                        NUMBER OF       SETTLEMENT      UNREALIZED
         PORTFOLIO/FUTURES CONTRACTS LONG CONTRACTS      VALUE        APPRECIATION
        --------------------------------------------------------------------------
         European/
          Eurotop                           153           $32,352          $729
         Pacific/
          Nikkei 300                        377             9,923           218
        --------------------------------------------------------------------------

    At June 30, 1997, the European and Pacific Portfolios had open forward currency contracts to receive foreign currency in exchange for U.S. dollars as follows:

----------------------------------------------------------------------------------------
                                                   (000)
                           -------------------------------------------------------------
                              CONTRACT AMOUNT
                           ----------------------
PORTFOLIO/                  FOREIGN       U.S.      MARKET VALUE IN         UNREALIZED
CONTRACT SETTLEMENT DATE   CURRENCY      DOLLARS      U.S. DOLLARS         DEPRECIATION
----------------------------------------------------------------------------------------
European/
Receive:
 9/24/97      ECU            27,828       $31,623         $31,493             $(130)
Pacific/
Receive:
 9/18/97      JPY         1,105,912         9,915           9,773              (142)
----------------------------------------------------------------------------------------

ECU--European Currency Unit.
JPY--Japanese Yen.

    The European, Pacific, and Emerging Markets Portfolios had net unrealized foreign currency losses of $116,000, $4,000, and $17,000, respectively, resulting from the translation of other assets and liabilities at June 30, 1997.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

    During the six months ended June 30, 1997, the European, Pacific, and Emerging Markets Portfolios realized net foreign currency losses of $77,000, $800,000, and $78,000, respectively, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized gains (losses) to undistributed net investment income. The amount reclassified by the Pacific Portfolio includes $982,000 of realized losses on the sale of foreign bonds which are treated as foreign currency losses for tax purposes.

    Certain of the Emerging Markets Portfolio's investments are in securities considered to be "passive foreign investment companies," for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The cumulative total of Emerging Markets Portfolio distributions related to passive foreign investment company holdings at June 30, 1997, was $861,000. During the six months ended June 30, 1997, the Portfolio realized gains on the sale of passive foreign investment companies of $31,000, which were included in prior years' distributable net income for tax purposes; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

    For federal income tax purposes at December 31, 1996, the Pacific and Emerging Markets Portfolios had the following capital losses available to offset future capital gains:

         -------------------------------------------------------------------
                                                         CAPITAL LOSS
                                                   -------------------------
                                                                  EXPIRATION
                                                                    FISCAL
                                                                   YEAR(S)
                                                    AMOUNT          ENDING
         PORTFOLIO                                  (000)        DECEMBER 31
         -------------------------------------------------------------------
         Pacific                                    $4,520        2003-2005
         Emerging Markets                              762        2003-2004
         -------------------------------------------------------------------

G. The market value of securities on loan to broker/dealers at June 30, 1997, and collateral received with respect to such loans were:

         -------------------------------------------------------------------
                                                            (000)
                                                 ---------------------------
                                                 MARKET VALUE        CASH
                                                  OF LOANED       COLLATERAL
         PORTFOLIO                                SECURITIES       RECEIVED
         -------------------------------------------------------------------
         European                                 $410,814        $442,034
         Pacific                                   246,891         261,933
         -------------------------------------------------------------------

DIRECTORS, TRUSTEES, AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
         and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
         Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
         Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
         Ikon Business Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., and Massa-chusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
         American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
         University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
         NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
         Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
         Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
         Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President, Information Technology.

JAMES H. GATELY, Senior Vice President,
         Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
         Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President, Institutional Investor Group.

RALPH K. PACKARD, Senior Vice President and
         Chief Financial Officer.

[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

[PHOTO]

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
  Vanguard/Windsor Fund
  Vanguard/Windsor II
  Vanguard Equity Income Fund
  Vanguard Growth and Income Portfolio
  Vanguard Selected Value Portfolio
  Vanguard/Trustees' Equity-U.S. Portfolio
  Vanguard Convertible Securities Fund

BALANCED FUNDS
  Vanguard/Wellington Fund
  Vanguard/Wellesley Income Fund
  Vanguard STAR Portfolio
  Vanguard Asset Allocation Fund
  Vanguard LifeStrategy Portfolios

GROWTH FUNDS
  Vanguard/Morgan Growth Fund
  Vanguard/PRIMECAP Fund
  Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
  Vanguard Explorer Fund
  Vanguard Specialized Portfolios
  Vanguard Horizon Fund

INTERNATIONAL FUNDS
  Vanguard International Growth Portfolio
  Vanguard International Value Portfolio

INDEX FUNDS

  Vanguard Index Trust
  Vanguard Tax-Managed Fund
  Vanguard Balanced Index Fund
  Vanguard Bond Index Fund
  Vanguard International Equity Index Fund
  Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
  Vanguard Money Market Reserves
  Vanguard Treasury Money Market Portfolio
  Vanguard Admiral Funds

INCOME FUNDS
  Vanguard Fixed Income Securities Fund
  Vanguard Admiral Funds
  Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, FL, NJ, NY, OH, PA)


Q722-6/97